UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05628

Name of Registrant: Vanguard Malvern Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1: Schedule of Investments

Vanguard U.S. Value Fund

Schedule of Investments
As of June 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (6.2%)
	General Motors Co.	326,100	10,869
*	Skechers U.S.A. Inc. Class A	62,600	6,873
	Best Buy Co. Inc.	202,400	6,600
	Macy's Inc.	95,400	6,437
	Marriott International Inc. Class A	86,400	6,427
	Comcast Corp. Class A	106,089	6,380
	Dana Holding Corp.	291,300	5,995
	Cooper Tire & Rubber Co.	167,000	5,650
*	Madison Square Garden Co. Class A	63,800	5,327
	Lowe's Cos. Inc.	50,800	3,402
*	Murphy USA Inc.	48,500	2,707
	Home Depot Inc.	18,600	2,067
	Time Warner Inc.	20,500	1,792
	Carnival Corp.	34,300	1,694
	Comcast Corp. Special Class A	25,700	1,540
*	Build-A-Bear Workshop Inc.	71,200	1,139
*	Isle of Capri Casinos Inc.	49,000	889
	Big Lots Inc.	18,500	832
	Target Corp.	8,800	718
*	Toll Brothers Inc.	12,900	493
			77,831
Consumer Staples (6.5%)
	Procter & Gamble Co.	266,269	20,833
	Archer-Daniels-Midland Co.	198,000	9,548
	CVS Health Corp.	75,950	7,966
	Bunge Ltd.	86,600	7,603
	Costco Wholesale Corp.	46,900	6,334
^	Pilgrim's Pride Corp.	270,900	6,223
	Wal-Mart Stores Inc.	80,000	5,674
	Kroger Co.	75,100	5,446
	Altria Group Inc.	107,500	5,258
^	Sanderson Farms Inc.	61,800	4,645
	Ingles Markets Inc. Class A	26,400	1,261
	Mondelez International Inc. Class A	13,668	562
*	SUPERVALU Inc.	51,600	417
			81,770
Energy (13.0%)
	Exxon Mobil Corp.	538,100	44,770
	Schlumberger Ltd.	197,000	16,979
	Chevron Corp.	151,830	14,647
	Valero Energy Corp.	161,800	10,129
	Marathon Petroleum Corp.	179,600	9,395
	Tesoro Corp.	85,000	7,175
	Noble Corp. plc	454,300	6,992
*	REX American Resources Corp.	108,500	6,905
*	FMC Technologies Inc.	160,100	6,642
	Delek US Holdings Inc.	174,900	6,440
	Teekay Tankers Ltd. Class A	877,100	5,798

* Oil States International Inc.	150,700	5,611
National Oilwell Varco Inc.	114,700	5,538
Nabors Industries Ltd.	266,300	3,843
* WPX Energy Inc.	247,000	3,033
ConocoPhillips	43,090	2,646
HollyFrontier Corp.	50,000	2,134
Atwood Oceanics Inc.	70,500	1,864
PBF Energy Inc. Class A	36,500	1,037
* Frontline Ltd.	290,900	710
Kinder Morgan Inc.	17,200	660
* Cameron International Corp.	11,900	623
Occidental Petroleum Corp.	5,200	404
* Pacific Ethanol Inc.	23,600	244
		164,219
Financials (30.2%)
Wells Fargo & Co.	637,623	35,860
JPMorgan Chase & Co.	512,340	34,716
* Berkshire Hathaway Inc. Class B	160,000	21,778
Goldman Sachs Group Inc.	80,717	16,853
US Bancorp	337,900	14,665
Bank of America Corp.	835,176	14,215
Citigroup Inc.	224,261	12,388
PNC Financial Services Group Inc.	128,800	12,320
Capital One Financial Corp.	137,700	12,113
Travelers Cos. Inc.	95,600	9,241
Allstate Corp.	138,000	8,952
PartnerRe Ltd.	59,300	7,620
Voya Financial Inc.	163,600	7,602
Everest Re Group Ltd.	40,700	7,408
Radian Group Inc.	390,400	7,324
^ AmTrust Financial Services Inc.	111,500	7,304
Ameriprise Financial Inc.	58,300	7,283
Axis Capital Holdings Ltd.	135,800	7,248
* MGIC Investment Corp.	635,000	7,226
Validus Holdings Ltd.	161,000	7,082
* Synchrony Financial	210,000	6,915
Navient Corp.	359,400	6,545
Bank of New York Mellon Corp.	150,600	6,321
CIT Group Inc.	118,600	5,514
* Santander Consumer USA Holdings Inc.	214,600	5,487
Hospitality Properties Trust	187,600	5,407
Equity Residential	73,600	5,164
Universal Insurance Holdings Inc.	189,500	4,586
Weyerhaeuser Co.	131,800	4,152
Digital Realty Trust Inc.	53,100	3,541
General Growth Properties Inc.	134,500	3,451
Summit Hotel Properties Inc.	261,900	3,407
Health Care REIT Inc.	49,800	3,268
Alexandria Real Estate Equities Inc.	35,000	3,061
Assured Guaranty Ltd.	115,900	2,780
American International Group Inc.	44,000	2,720
Weingarten Realty Investors	83,100	2,717
Ventas Inc.	43,600	2,707
* Walker & Dunlop Inc.	100,000	2,674
GEO Group Inc.	77,600	2,651
Kimco Realty Corp.	117,200	2,642
Chambers Street Properties	320,200	2,546

UDR Inc.	77,100	2,470
Ryman Hospitality Properties Inc.	46,200	2,454
DuPont Fabros Technology Inc.	83,200	2,450
CBL & Associates Properties Inc.	150,700	2,441
Regency Centers Corp.	37,900	2,235
International Bancshares Corp.	79,000	2,123
Allied World Assurance Co. Holdings AG	43,900	1,897
Ashford Hospitality Trust Inc.	200,700	1,698
Reinsurance Group of America Inc. Class A	14,700	1,395
Lexington Realty Trust	161,800	1,372
Janus Capital Group Inc.	76,900	1,317
* Cowen Group Inc. Class A	197,600	1,265
Omega Healthcare Investors Inc.	35,100	1,205
Investment Technology Group Inc.	47,100	1,168
Piedmont Office Realty Trust Inc. Class A	61,000	1,073
Corrections Corp. of America	31,800	1,052
* Arch Capital Group Ltd.	15,300	1,024
HCP Inc.	22,900	835
HCI Group Inc.	17,400	769
* Realogy Holdings Corp.	14,600	682
* Strategic Hotels & Resorts Inc.	46,900	568
* Enova International Inc.	27,300	510
LaSalle Hotel Properties	13,500	479
Legg Mason Inc.	9,000	464
KeyCorp	21,400	321
OM Asset Management plc	17,400	310
* Hilltop Holdings Inc.	7,400	178
		381,209
Health Care (12.0%)
Johnson & Johnson	337,150	32,859
Pfizer Inc.	525,425	17,617
Anthem Inc.	64,500	10,587
Aetna Inc.	82,000	10,452
Merck & Co. Inc.	176,101	10,025
* HCA Holdings Inc.	110,100	9,988
* Express Scripts Holding Co.	86,700	7,711
UnitedHealth Group Inc.	62,700	7,649
Bristol-Myers Squibb Co.	105,000	6,987
* Quintiles Transnational Holdings Inc.	96,000	6,971
Eli Lilly & Co.	82,800	6,913
Cigna Corp.	41,400	6,707
Medtronic plc	71,900	5,328
AbbVie Inc.	52,100	3,501
Amgen Inc.	14,500	2,226
* Charles River Laboratories International Inc.	28,100	1,977
Cardinal Health Inc.	15,100	1,263
Abbott Laboratories	25,500	1,251
* INC Research Holdings Inc. Class A	14,700	590
Ensign Group Inc.	7,800	398
* Hospira Inc.	4,200	373
* Allergan plc	1,000	303
* Alliance HealthCare Services Inc.	14,100	263
* Affymetrix Inc.	19,700	215
		152,154
Industrials (9.9%)
General Electric Co.	945,540	25,123

Caterpillar Inc.	128,700	10,916
General Dynamics Corp.	71,100	10,074
Northrop Grumman Corp.	58,200	9,232
* JetBlue Airways Corp.	346,600	7,196
Emerson Electric Co.	129,200	7,162
* Spirit AeroSystems Holdings Inc. Class A	126,900	6,994
Cintas Corp.	81,500	6,894
PACCAR Inc.	106,100	6,770
Aircastle Ltd.	244,300	5,538
Southwest Airlines Co.	165,700	5,483
United Technologies Corp.	47,100	5,225
Alaska Air Group Inc.	65,600	4,227
Waste Management Inc.	39,400	1,826
* Dycom Industries Inc.	30,600	1,801
Lockheed Martin Corp.	8,500	1,580
General Cable Corp.	58,100	1,146
Matson Inc.	25,200	1,059
* ACCO Brands Corp.	112,900	877
GATX Corp.	15,400	819
Pitney Bowes Inc.	38,600	803
Raytheon Co.	8,300	794
Comfort Systems USA Inc.	28,200	647
Federal Signal Corp.	43,200	644
Douglas Dynamics Inc.	27,100	582
* Teledyne Technologies Inc.	5,500	580
Griffon Corp.	23,300	371
* MYR Group Inc.	10,000	310
SkyWest Inc.	16,200	244
		124,917
Information Technology (10.0%)
Intel Corp.	545,800	16,601
Cisco Systems Inc.	568,800	15,619
Hewlett-Packard Co.	414,400	12,436
Microsoft Corp.	233,200	10,296
International Business Machines Corp.	44,600	7,255
Computer Sciences Corp.	108,200	7,102
* Electronic Arts Inc.	104,100	6,923
Jabil Circuit Inc.	296,700	6,317
CDW Corp.	174,000	5,965
Booz Allen Hamilton Holding Corp. Class A	233,000	5,881
* Cirrus Logic Inc.	139,800	4,757
* Aspen Technology Inc.	100,700	4,587
DST Systems Inc.	22,948	2,891
QUALCOMM Inc.	45,200	2,831
EarthLink Holdings Corp.	279,400	2,093
* Sykes Enterprises Inc.	71,200	1,727
* Integrated Device Technology Inc.	75,000	1,627
NVIDIA Corp.	72,500	1,458
Avnet Inc.	31,400	1,291
Harris Corp.	13,900	1,069
* Sanmina Corp.	45,200	911
* NeoPhotonics Corp.	95,400	871
* PMC-Sierra Inc.	98,400	842
MKS Instruments Inc.	21,600	819
Western Digital Corp.	8,600	674
* Quantum Corp.	338,000	568
* Cabot Microelectronics Corp.	12,000	565

* Multi-Fineline Electronix Inc.			21,100	461
* Plexus Corp.			9,300	408
* ePlus Inc.			4,900	376
* FormFactor Inc.			29,900	275
CSG Systems International Inc.			8,300	263
* Novatel Wireless Inc.			73,800	240
				125,999
Materials (3.5%)
Dow Chemical Co.			193,000	9,876
Alcoa Inc.			529,100	5,899
Avery Dennison Corp.			96,800	5,899
LyondellBasell Industries NV Class A			56,200	5,818
* Berry Plastics Group Inc.			152,100	4,928
Ashland Inc.			39,900	4,864
* Century Aluminum Co.			442,900	4,619
International Paper Co.			33,700	1,604
Bemis Co. Inc.			11,900	536
KMG Chemicals Inc.			12,700	323
				44,366
Telecommunication Services (2.3%)
AT&T Inc.			563,010	19,998
Verizon Communications Inc.			100,300	4,675
CenturyLink Inc.			126,800	3,726
* Cincinnati Bell Inc.			116,500	445
				28,844
Utilities (5.8%)
American Electric Power Co. Inc.			158,500	8,396
Public Service Enterprise Group Inc.			212,400	8,343
PPL Corp.			273,200	8,051
DTE Energy Co.			96,800	7,225
Edison International			126,400	7,025
Entergy Corp.			94,000	6,627
WGL Holdings Inc.			120,500	6,542
New Jersey Resources Corp.			225,200	6,204
Vectren Corp.			159,600	6,141
Exelon Corp.			195,200	6,133
American States Water Co.			50,400	1,885
* Talen Energy Corp.			34,124	586
				73,158
Total Common Stocks (Cost $1,097,163)				1,254,467
	Coupon
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.4%)
[2,3] Vanguard Market Liquidity Fund	0.137%		17,743,001	17,743

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.075%	7/20/15	500	500
Total Temporary Cash Investments (Cost $18,243)				18,243
Total Investments (100.8%) (Cost $1,115,406)				1,272,710
Other Assets and Liabilities-Net (-0.8%)[3]				(10,171)
Net Assets (100%)				1,262,539

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,401,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $7,544,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,254,467	—	—
Temporary Cash Investments	17,743	500	—
Futures Contracts—Assets[1]	14	—	—
Total	1,272,224	500	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the

U.S. Value Fund

fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	September 2015	10	5,136	(53)
E-mini S&P 500 Index	September 2015	12	1,233	(22)
				(75)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2015, the cost of investment securities for tax purposes was $1,115,406,000. Net unrealized appreciation of investment securities for tax purposes was $157,304,000, consisting of unrealized gains of $191,865,000 on securities that had risen in value since their purchase and $34,561,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Value Fund

Schedule of Investments
As of June 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)
Consumer Discretionary (11.8%)
	Las Vegas Sands Corp.	424,934	22,339
*	Groupon Inc. Class A	3,688,071	18,551
*	Kate Spade & Co.	486,585	10,481
*	Fiat Chrysler Automobiles NV	703,986	10,328
	Tribune Media Co. Class A	166,799	8,905
	Wynn Resorts Ltd.	90,070	8,887
*	GoPro Inc. Class A	166,481	8,777
*	Amazon.com Inc.	18,250	7,922
	Electrolux AB Class B	249,724	7,825
	Quebecor Inc. Class B	283,000	7,074
	Sky plc	401,194	6,535
	GNC Holdings Inc. Class A	146,110	6,499
*	Markit Ltd.	244,200	6,244
	Harley-Davidson Inc.	100,741	5,677
*	DISH Network Corp. Class A	79,946	5,413
*	LifeLock Inc.	288,849	4,737
*	Vera Bradley Inc.	348,500	3,928
*	Global Brands Group Holding Ltd.	18,002,000	3,783
	Sands China Ltd.	914,800	3,074
	DR Horton Inc.	111,400	3,048
	Melco Crown Entertainment Ltd. ADR	155,100	3,045
*	Michael Kors Holdings Ltd.	52,044	2,190
	Dollar General Corp.	406	31
			165,293
Consumer Staples (1.6%)
*	Post Holdings Inc.	201,165	10,849
	Imperial Tobacco Group plc	186,846	8,999
	Ingredion Inc.	37,000	2,953
			22,801
Energy (13.9%)
	Pioneer Natural Resources Co.	226,354	31,393
*	Cobalt International Energy Inc.	2,526,864	24,536
*	McDermott International Inc.	2,822,913	15,074
*	Southwestern Energy Co.	614,361	13,964
	Trican Well Service Ltd.	3,769,482	12,525
*,^ Laredo Petroleum Inc.		939,380	11,817
	Baker Hughes Inc.	187,532	11,571
*	Whiting Petroleum Corp.	287,327	9,654
	Canadian Natural Resources Ltd.	338,528	9,194
	Halliburton Co.	213,095	9,178
	Patterson-UTI Energy Inc.	404,501	7,611
	HollyFrontier Corp.	172,377	7,359
	National Oilwell Varco Inc.	146,323	7,065
*	Karoon Gas Australia Ltd.	2,759,237	4,786
*	Rice Energy Inc.	224,934	4,685
^	Cameco Corp.	269,000	3,849
	Helmerich & Payne Inc.	49,333	3,474
	QEP Resources Inc.	187,200	3,465

* Diamondback Energy Inc.	34,000	2,563
Superior Energy Services Inc.	10,958	231
		193,994
Financials (16.5%)
MetLife Inc.	565,443	31,659
JPMorgan Chase & Co.	368,251	24,953
Citigroup Inc.	400,007	22,096
American International Group Inc.	295,477	18,266
Principal Financial Group Inc.	342,592	17,572
PNC Financial Services Group Inc.	175,092	16,748
Raymond James Financial Inc.	179,305	10,683
American Tower Corporation	113,973	10,632
Torchmark Corp.	172,235	10,027
AvalonBay Communities Inc.	52,831	8,446
Unum Group	212,500	7,597
Equity LifeStyle Properties Inc.	134,710	7,083
Columbia Property Trust Inc.	286,500	7,034
Arthur J Gallagher & Co.	148,100	7,005
Julius Baer Group Ltd.	104,140	5,844
South State Corp.	76,800	5,836
Northern Trust Corp.	58,330	4,460
Weyerhaeuser Co.	140,200	4,416
Fifth Third Bancorp	170,800	3,556
* Springleaf Holdings Inc. Class A	77,250	3,547
SL Green Realty Corp.	31,360	3,446
		230,906
Health Care (11.1%)
Merck & Co. Inc.	656,501	37,375
* TherapeuticsMD Inc.	2,849,208	22,395
* Portola Pharmaceuticals Inc. Class A	416,472	18,970
* Biogen Inc.	39,497	15,954
Bristol-Myers Squibb Co.	238,709	15,884
* Mylan NV	163,861	11,120
Eisai Co. Ltd.	129,040	8,651
* Arena Pharmaceuticals Inc.	1,672,631	7,761
AstraZeneca plc ADR	84,100	5,358
Aetna Inc.	36,300	4,627
* Allergan plc	13,029	3,954
* TESARO Inc.	60,700	3,569
* Teladoc Inc.	9,500	180
		155,798
Industrials (8.4%)
General Electric Co.	647,246	17,197
* Hertz Global Holdings Inc.	750,594	13,601
Owens Corning	292,361	12,060
* WESCO International Inc.	152,772	10,486
Eaton Corp. plc	135,248	9,128
* KLX Inc.	184,468	8,141
* AECOM	218,523	7,229
United Parcel Service Inc. Class B	73,700	7,142
* Generac Holdings Inc.	141,945	5,642
* UTi Worldwide Inc.	441,713	4,413
Rexel SA	272,841	4,403
Knoll Inc.	163,266	4,087
Sulzer AG	39,265	4,039
Raytheon Co.	39,700	3,798

*	Clean Harbors Inc.	64,500	3,466
*	Scorpio Bulkers Inc.	2,104,277	3,430
			118,262
Information Technology (23.0%)
*	SunEdison Inc.	1,388,638	41,534
*,^ Gogo Inc.		1,071,480	22,962
*	Optimal Payments plc	5,814,664	21,377
	Cisco Systems Inc.	743,009	20,403
*	Micron Technology Inc.	1,055,321	19,882
	Sumco Corp.	1,550,335	19,390
*,^ Coupons.com Inc.		1,455,605	15,706
*,^ SunPower Corp. Class A		519,977	14,772
	Cypress Semiconductor Corp.	1,167,393	13,728
*	ARRIS Group Inc.	436,102	13,345
*	Google Inc. Class A	22,622	12,217
*,^ Zillow Group Inc. Class A		139,840	12,130
*,^ Stratasys Ltd.		333,718	11,657
*	GCL-Poly Energy Holdings Ltd.	42,920,580	9,890
*	Pandora Media Inc.	574,826	8,933
*	Yelp Inc. Class A	202,943	8,733
	Maxim Integrated Products Inc.	248,000	8,574
*	Shutterstock Inc.	139,617	8,187
	Western Digital Corp.	101,400	7,952
	Samsung Electronics Co. Ltd.	6,439	7,306
	Hewlett-Packard Co.	223,526	6,708
*	Alibaba Group Holding Ltd. ADR	71,845	5,911
*	SunEdison Semiconductor Ltd.	341,337	5,895
	Activision Blizzard Inc.	200,070	4,844
*	Qorvo Inc.	3,696	297
			322,333
Materials (8.5%)
	Methanex Corp.	454,378	25,291
	Norbord Inc.	829,955	17,416
	Reliance Steel & Aluminum Co.	270,812	16,379
*	Louisiana-Pacific Corp.	823,457	14,023
	Celanese Corp. Class A	178,236	12,812
	Wacker Chemie AG	86,874	8,976
	Rio Tinto plc ADR	150,200	6,190
	Huntsman Corp.	258,500	5,705
	Bemis Co. Inc.	95,400	4,294
	Cabot Corp.	110,496	4,120
*	Constellium NV Class A	322,309	3,813
			119,019
Other (0.1%)
*,1 Allstar Co-Invest LLC Private Placement		NA	1,762

Telecommunication Services (1.6%)
	Verizon Communications Inc.	233,601	10,888
	SoftBank Corp.	101,985	6,007
*	T-Mobile US Inc.	147,400	5,715
			22,610
Utilities (2.7%)
	PG&E Corp.	297,762	14,620
	Exelon Corp.	392,240	12,324
	Xcel Energy Inc.	212,409	6,835

Snam SPA			690,558	3,287
				37,066
Total Common Stocks (Cost $1,312,290)				1,389,844
Preferred Stocks (0.5%)
*,2 Lithium Technologies Inc. Pfd. (Cost $5,828)			1,195,700	6,588
	Coupon
Temporary Cash Investments (2.3%)
Money Market Fund (2.1%)
[3,4] Vanguard Market Liquidity Fund	0.137%		30,279,050	30,279

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (0.2%)
Deutsche Bank Securities, Inc.
(Dated 6/30/15, Repurchase Value
$600,000, collateralized by Federal National
Mortgage Assn. 4.000%, 6/1/45, with a
value of $612,000)	0.130%	7/1/15	600	600
RBS Securities, Inc.
(Dated 6/30/15, Repurchase Value
$1,900,000, collateralized by U.S. Treasury
Note/Bond 0.250%-2.250%, 9/30/15-
7/31/18, with a value of $1,939,000)	0.100%	7/1/15	1,900	1,900
				2,500
Total Temporary Cash Investments (Cost $32,779)				32,779
Total Investments (102.0%) (Cost $1,350,897)				1,429,211
Other Assets and Liabilities-Net (-2.0%)[4]				(28,357)
Net Assets (100%)				1,400,854

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,729,000.
1 Restricted security represents 0.1% of net assets. Shares not applicable for this private placement.
2 Restricted security represents 0.5% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $30,279,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix

Capital Value Fund

system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Capital Value Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,243,582	144,500	1,762
Preferred Stocks	—	—	6,588
Temporary Cash Investments	30,279	2,500	—
Forward Currency Contracts—Assets	—	150	—
Forward Currency Contracts—Liabilities	—	(153)	—
Total	1,273,861	146,997	8,350

At June 30, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	9/16/15	USD	18,387	EUR	16,340	150
Bank of America, N.A.	9/16/15	USD	9,259	GBP	5,994	(153)
						(3)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

F. At June 30, 2015, the cost of investment securities for tax purposes was $1,351,015,000. Net unrealized appreciation of investment securities for tax purposes was $78,196,000, consisting of unrealized gains of $208,578,000 on securities that had risen in value since their purchase and $130,382,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Inflation-Protected Securities Index Fund

Schedule of Investments
As of June 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/15	508,586	620,186
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/16	507,704	613,728
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/16	1,138,493	1,225,294
United States Treasury Inflation Indexed
Bonds	2.500%	7/15/16	503,952	611,995
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/17	436,196	536,384
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/17	1,316,235	1,388,248
United States Treasury Inflation Indexed
Bonds	2.625%	7/15/17	384,945	471,169
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/18	409,835	488,530
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/18	1,490,235	1,547,463
United States Treasury Inflation Indexed
Bonds	1.375%	7/15/18	417,737	485,480
United States Treasury Inflation Indexed
Bonds	2.125%	1/15/19	385,527	461,957
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/19	1,496,246	1,528,511
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/19	435,347	525,448
United States Treasury Inflation Indexed
Bonds	1.375%	1/15/20	535,729	626,174
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/20	537,904	547,536
United States Treasury Inflation Indexed
Bonds	1.250%	7/15/20	21,000	24,356
Total U.S. Government and Agency Obligations (Cost $11,748,725)				11,702,459
			Shares
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund
(Cost $22,782)	0.137%		22,781,645	22,782
Total Investments (99.7%) (Cost $11,771,507)				11,725,241
Other Assets and Liabilities-Net (0.3%)				37,269
Net Assets (100%)				11,762,510

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	11,702,459	—
Temporary Cash Investments	22,782	—	—
Total	22,782	11,702,459	—

C. At June 30, 2015, the cost of investment securities for tax purposes was $11,923,942,000. Net unrealized depreciation of investment securities for tax purposes was $198,701,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Short-Term Bond Fund

Schedule of Investments
As of June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (30.5%)
U.S. Government Securities (7.3%)
1	United States Treasury Note/Bond	0.625%	7/15/16	15,250	15,293
	United States Treasury Note/Bond	0.625%	8/15/16	12,300	12,333
	United States Treasury Note/Bond	0.875%	9/15/16	35,600	35,800
	United States Treasury Note/Bond	0.500%	9/30/16	2,100	2,102
	United States Treasury Note/Bond	0.875%	10/15/17	21,830	21,874
2	United States Treasury Note/Bond	0.875%	11/15/17	10,200	10,216
	United States Treasury Note/Bond	1.000%	12/15/17	78,050	78,355
	United States Treasury Note/Bond	0.875%	1/15/18	35,500	35,500
	United States Treasury Note/Bond	1.000%	2/15/18	11,400	11,428
	United States Treasury Note/Bond	1.000%	5/15/18	50,200	50,231
	United States Treasury Note/Bond	1.125%	6/15/18	456,000	457,569
2	United States Treasury Note/Bond	1.625%	12/31/19	950	953
	United States Treasury Note/Bond	1.375%	3/31/20	200	198
	United States Treasury Note/Bond	1.375%	4/30/20	30	30
					731,882
Agency Bonds and Notes (23.2%)
3	AID-Jordan	2.578%	6/30/22	13,750	13,819
4	Federal Farm Credit Banks	0.350%	11/4/15	11,000	11,008
4	Federal Farm Credit Banks	1.500%	11/16/15	27,500	27,639
4	Federal Farm Credit Banks	1.110%	2/20/18	26,000	26,083
4	Federal Home Loan Banks	0.480%	9/18/15	23,000	23,018
4	Federal Home Loan Banks	0.375%	2/19/16	196,750	196,929
4	Federal Home Loan Banks	1.000%	3/11/16	13,750	13,820
4	Federal Home Loan Banks	0.500%	9/28/16	156,600	156,661
4	Federal Home Loan Banks	0.625%	11/23/16	76,750	76,853
4	Federal Home Loan Banks	1.625%	12/9/16	10,500	10,662
4	Federal Home Loan Banks	4.750%	12/16/16	10,000	10,609
4	Federal Home Loan Banks	0.875%	3/10/17	38,100	38,245
4	Federal Home Loan Banks	0.625%	5/30/17	18,750	18,724
4	Federal Home Loan Banks	1.125%	4/25/18	19,100	19,157
5	Federal Home Loan Mortgage Corp.	0.400%	3/15/16	101,000	101,098
5	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	16,500	17,148
5	Federal Home Loan Mortgage Corp.	0.500%	5/13/16	11,250	11,265
5	Federal Home Loan Mortgage Corp.	2.000%	8/25/16	65,400	66,585
5	Federal Home Loan Mortgage Corp.	0.500%	1/27/17	254,350	253,958
5	Federal Home Loan Mortgage Corp.	0.875%	2/22/17	176,000	176,736
5	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	294,500	296,282
5	Federal Home Loan Mortgage Corp.	0.750%	7/14/17	125,000	124,978
5	Federal Home Loan Mortgage Corp.	1.000%	7/28/17	21,100	21,196
5	Federal Home Loan Mortgage Corp.	1.000%	9/29/17	35,000	35,133
5	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	210,450	209,364
5	Federal National Mortgage Assn.	5.000%	3/15/16	47,750	49,344
5	Federal National Mortgage Assn.	0.500%	3/30/16	4,500	4,507
5	Federal National Mortgage Assn.	0.625%	8/26/16	2,350	2,356
5	Federal National Mortgage Assn.	1.375%	11/15/16	40,150	40,614
5	Federal National Mortgage Assn.	1.250%	1/30/17	3,000	3,031
5	Federal National Mortgage Assn.	5.000%	2/13/17	8,250	8,830
5	Federal National Mortgage Assn.	1.125%	4/27/17	46,450	46,816

5	Federal National Mortgage Assn.	5.000%	5/11/17	19,000	20,505
5	Federal National Mortgage Assn.	5.375%	6/12/17	35,600	38,785
5	Federal National Mortgage Assn.	1.000%	9/27/17	18,500	18,566
5	Federal National Mortgage Assn.	0.875%	10/26/17	10,500	10,506
5	Federal National Mortgage Assn.	0.875%	12/20/17	3,750	3,745
5	Federal National Mortgage Assn.	1.125%	7/20/18	83,000	82,971
5	Federal National Mortgage Assn.	1.750%	9/12/19	13,250	13,339
5	Federal National Mortgage Assn.	1.500%	6/22/20	7,200	7,106
					2,307,991
Conventional Mortgage-Backed Securities (0.0%)
[5,6] Freddie Mac Gold Pool		6.000%	4/1/28	15	17
					17
Total U.S. Government and Agency Obligations (Cost $3,033,272)					3,039,890
Asset-Backed/Commercial Mortgage-Backed Securities (27.1%)
6	AEP Texas Central Transition Funding III LLC
	2012-1	0.880%	12/1/18	6,795	6,778
6	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	13,601	13,597
6	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	19,400	19,396
[6,7] Ally Master Owner Trust Series 2010-4		1.256%	8/15/17	33,253	33,283
6	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	33,047	33,155
[6,7] Ally Master Owner Trust Series 2014-1		0.655%	1/15/19	16,509	16,515
6	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	20,121	20,156
6	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	42,211	42,298
6	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	24,060	24,174
6	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	72,490	72,527
[6,7] American Express Credit Account Secured
	Note Trust 2012-1	0.456%	1/15/20	12,666	12,660
[6,7] American Express Credit Account Secured
	Note Trust 2012-4	0.425%	5/15/20	30,038	29,994
[6,7] American Express Credit Account Secured
	Note Trust 2013-1	0.605%	2/16/21	23,451	23,499
[6,7] American Express Credit Account Secured
	Note Trust 2013-2	0.604%	5/17/21	12,663	12,691
[6,7] American Express Credit Account Secured
	Note Trust 2013-3	0.556%	12/15/21	38,834	38,816
[6,7] American Express Issuance Trust II 2013-1		0.453%	2/15/19	38,477	38,463
[6,7] American Express Issuance Trust II 2013-2		0.615%	8/15/19	11,072	11,103
[6,8] Americold 2010 LLC Trust Series 2010-ART		4.954%	1/14/29	4,021	4,450
[6,8] Arran Residential Mortgages Funding 2010-1
	plc	1.676%	5/16/47	1,590	1,593
[6,8] Arran Residential Mortgages Funding 2011-1
	plc	1.726%	11/19/47	2,074	2,082
[6,8] Aventura Mall Trust 2013-AVM		3.867%	12/5/32	559	590
[6,7] BA Credit Card Trust 2007-A4		0.226%	11/15/19	13,666	13,593
[6,7] BA Credit Card Trust 2014-A1		0.565%	6/15/21	84,098	84,035
6	Banc of America Commercial Mortgage Trust
	2006-5	5.317%	9/10/47	43	43
[6,8] Bank of America Student Loan Trust 2010-1A		1.075%	2/25/43	7,067	7,098
6	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	2,165	2,247
6	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.844%	6/11/40	283	284
6	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.896%	6/11/40	6,178	6,581
6	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	2,952	3,172

6	Brazos Higher Education Authority Inc. Series
	2005-3	0.481%	6/25/26	3,479	3,414
6	Brazos Higher Education Authority Inc. Series
	2010-1	1.182%	5/25/29	4,749	4,768
6	Brazos Higher Education Authority Inc. Series
	2011-1	1.082%	2/25/30	6,332	6,367
6	Cabela's Credit Card Master Note Trust 2015-
	1A	2.260%	3/15/23	5,500	5,538
[6,7] Capital One Multi-asset Execution Trust 2007-
	A2	0.266%	12/16/19	15,680	15,626
[6,7] Capital One Multi-asset Execution Trust 2007-
	A5	0.226%	7/15/20	33,001	32,773
[6,7] Capital One Multi-Asset Execution Trust 2014-
	A3	0.554%	1/18/22	38,989	39,000
6	Capital One Multi-Asset Execution Trust 2015-
	A2	2.080%	3/15/23	38,740	38,766
6	Carmax Auto Owner Trust 2014-4	1.810%	7/15/20	8,300	8,337
6	Carmax Auto Owner Trust 2015-1	1.830%	7/15/20	3,070	3,083
6	Carmax Auto Owner Trust 2015-2	1.800%	3/15/21	6,530	6,539
6	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	11,516	11,709
[6,8] CFCRE Commercial Mortgage Trust 2011-C2		5.760%	12/15/47	1,609	1,862
[6,7] Chase Issuance Trust 2012-A10		0.446%	12/16/19	39,415	39,345
[6,7] Chase Issuance Trust 2012-A2		0.456%	5/15/19	34,258	34,230
[6,7] Chase Issuance Trust 2013-A6		0.605%	7/15/20	14,070	14,099
[6,7] Chase Issuance Trust 2013-A9		0.605%	11/16/20	46,901	46,993
6	Chase Issuance Trust 2014-A2	2.770%	3/15/23	21,012	21,542
[6,8] Chrysler Capital Auto Receivables Trust 2013-
	AA	1.340%	12/17/18	8,553	8,586
[6,8] Cit Equipment Collateral 2013-VT1		1.130%	7/20/20	28,857	28,872
[6,7] Citibank Credit Card Issuance Trust 2008-A2		1.337%	1/23/20	30,955	31,590
[6,7] Citibank Credit Card Issuance Trust 2008-A7		1.562%	5/20/20	2,509	2,583
[6,7] Citibank Credit Card Issuance Trust 2013-A2		0.467%	5/26/20	62,906	62,755
[6,7] Citibank Credit Card Issuance Trust 2013-A2		0.615%	9/10/20	88,456	88,593
6	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	41,086	42,346
6	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	49,225	49,742
6	Citigroup Commercial Mortgage Trust 2006-
	C5	5.431%	10/15/49	1,527	1,585
6	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	1,295	1,311
[6,8] Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	349	363
6	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	3,883	3,922
6	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	1,270	1,275
6	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	1,606	1,672
6	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	355	377
6	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	2,830	3,006
6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	66	69
6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	287	301

6	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	395	406
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	135	139
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	2,570	2,642
6	CNH Equipment Trust 2041-A	1.500%	5/15/20	15,196	15,205
6	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	5,547	5,842
6	COMM 15-CR22 Mortgage Trust	3.309%	3/10/48	140	140
6	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	1,700	1,777
6	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	8,554	8,921
6	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	492	502
6	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	700	735
6	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	1,287	1,284
6	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	1,075	1,073
6	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	396	393
6	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	760	812
6	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	665	722
6	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	673	705
6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	965	1,033
6	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	880	948
6	COMM 2013-CCRE9 Mortgage Trust	4.376%	7/10/45	3,495	3,807
[6,8] COMM 2013-CCRE9 Mortgage Trust		4.400%	7/10/45	2,461	2,639
6	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	1,554	1,617
[6,8] COMM 2013-LC13 Mortgage Trust		3.774%	8/10/46	516	550
6	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	130	141
6	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	828	830
[6,8] COMM 2013-SFS Mortgage Trust		3.086%	4/12/35	1,009	1,004
6	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	394	411
6	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	349	370
6	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	347	375
6	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	341	361
6	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	272	287
6	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	100	104
6	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	2,745	2,871
6	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,400	1,471
6	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	30	30
8	Commonwealth Bank of Australia	2.000%	6/18/19	21,387	21,489
[6,7] Discover Card Execution Note Trust 2012-A4		0.556%	11/15/19	32,692	32,733
6	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	40,670	40,338
[6,7] Discover Card Execution Note Trust 2013-A1		0.485%	8/17/20	34,157	34,128
[6,7] Discover Card Execution Note Trust 2013-A6		0.623%	4/15/21	16,718	16,766
8	DNB Boligkreditt AS	1.450%	3/21/18	4,035	4,037
[6,8] Enterprise Fleet Financing LLC Series 2011-3		2.100%	5/20/17	457	458
[6,8] Enterprise Fleet Financing LLC Series 2012-2		0.720%	4/20/18	230	230
[6,8] Enterprise Fleet Financing LLC Series 2012-2		0.930%	4/20/18	2,985	2,986
[6,8] Enterprise Fleet Financing LLC Series 2013-2		1.510%	3/20/19	5,817	5,847
[6,7] First National Master Note Trust 2013-2		0.716%	10/15/19	13,527	13,539
6	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	5,400	5,396
[6,8] Ford Credit Auto Owner Trust 2014-1		2.260%	11/15/25	13,150	13,327
6	Ford Credit Auto Owner Trust 2014-C	1.560%	2/15/20	5,260	5,281
6	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	5,159	5,218
6	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	30,271	30,344

[6,7] Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.673%	2/15/21	42,840	42,885
6	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	4,410	4,397
6	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	16,577	16,758
6	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	31,532	31,525
[6,7] GE Dealer Floorplan Master Note Trust Series
	2012-2	0.937%	4/22/19	5,326	5,342
[6,7] GE Dealer Floorplan Master Note Trust Series
	2014-1	0.567%	7/20/19	38,600	38,392
[6,7] GE Dealer Floorplan Master Note Trust Series
	2014-2	0.637%	10/20/19	20,200	20,135
[6,7] GE Dealer Floorplan Master Note Trust Series
	2015-2	0.837%	1/20/22	7,720	7,707
[6,8] GM Financial Leasing Trust 2014-1A		1.300%	5/21/18	16,750	16,787
6	GM Financial Leasing Trust 2015-1	1.730%	6/20/19	3,120	3,131
[6,8] Golden Credit Card Trust 2012-2A		1.770%	1/15/19	32,692	33,018
6,7,
8 Golden Credit Card Trust 2014-2A		0.636%	3/15/21	25,233	25,196
[6,8] Great America Leasing Receivables 2013-1		1.160%	5/15/18	4,756	4,760
[6,8] Great America Leasing Receivables 2014-1		1.470%	8/15/20	4,690	4,695
6	GS Mortgage Securities Trust 2006-GG8	5.560%	11/10/39	4,367	4,529
[6,8] GS Mortgage Securities Trust 2012-GC6		4.948%	1/10/45	117	130
6	GS Mortgage Securities Trust 2013-GC13	4.172%	7/10/46	1,790	1,929
6	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,558	1,567
6	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	3,195	3,387
6	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	150	154
6	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	6,992	6,984
6	Harley-Davidson Motorcycle Trust 2014-1	1.550%	10/15/21	23,451	23,591
[6,8] Hilton USA Trust 2013-HLT		2.662%	11/5/30	746	746
6	Honda Auto Receivables 2014-4 Owner Trust	1.460%	10/15/20	3,580	3,583
[6,8] Hyundai Auto Lease Securitization Trust
	2014-A	1.010%	9/15/17	18,667	18,673
	Illinois Student Assistance Commission Series
	2010-1	1.327%	4/25/22	3,896	3,890
[6,8] Irvine Core Office Trust 2013-IRV		3.279%	5/15/48	2,382	2,407
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	4,313	4,397
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	6.100%	4/15/45	3,340	3,452
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	3,059	3,227
[6,8] JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	150	158
[6,8] JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	275	286
[6,8] JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	478	509
[6,8] JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	2,143	2,283
[6,8] JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	4,070	4,480
[6,8] JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.500%	8/15/46	673	774

[6,8] JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	6,791	7,476
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	559	558
[6,8] JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	673	684
[6,8] JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	1,062	1,075
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	3,009	3,206
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	469	493
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	205	216
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	1,000	1,074
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	3,883	3,899
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	1,211	1,207
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	2,719	2,837
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.162%	7/15/45	1,425	1,505
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	342	355
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	342	362
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	210	226
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	1,168	1,208
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	194	204
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	1,856	1,998
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	40	43
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	544	585
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	60	62
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	970	997
7	Kentucky Higher Education Student Loan
	Corp. 2013-2	0.784%	9/1/28	12,428	12,416
[6,8] Lanark Master Issuer plc 2012-2A		1.684%	12/22/54	19,987	20,080
[6,8] Lanark Master Issuer plc 2013-1A		0.784%	12/22/54	26,797	26,763
6	LB-UBS Commercial Mortgage Trust 2006-C3	5.641%	3/15/39	5,530	5,628
6	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	3,441	3,567
6	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	1,974	2,058
6	LB-UBS Commercial Mortgage Trust 2008-C1	6.321%	4/15/41	3,762	4,101
[6,8] M&T Bank Auto Receivables Trust 2013-1A		1.570%	8/15/18	10,430	10,478
[6,8] Macquarie Equipment Funding Trust 2012-A		0.850%	10/22/18	1,426	1,427
[6,7] MBNA Credit Card Master Note Trust 2004-
	A3	0.446%	8/16/21	4,073	4,055
6	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	773	797

6	ML-CFC Commercial Mortgage Trust 2006-2	6.057%	6/12/46	2,598	2,664
6	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	859	859
[6,8] MMAF Equipment Finance LLC 2009-A		3.510%	1/15/30	147	147
[6,8] MMAF Equipment Finance LLC 2011-A		2.100%	7/15/17	7,594	7,638
[6,8] MMAF Equipment Finance LLC 2011-A		3.040%	8/15/28	8,922	9,151
[6,8] MMAF Equipment Finance LLC 2012-A		1.680%	5/11/20	8,508	8,565
[6,8] MMAF Equipment Finance LLC 2012-A		1.980%	6/10/32	3,988	4,019
[6,8] MMAF Equipment Finance LLC 2012-A		2.570%	6/9/33	7,037	7,168
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	1,670	1,701
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	337	349
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	896	894
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.218%	7/15/46	4,024	4,322
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	751	779
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.362%	8/15/46	130	140
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	388	412
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	75	80
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	194	206
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	194	206
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	690	732
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	1,344	1,409
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	361	375
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C22	3.306%	5/15/46	65	65
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.719%	7/15/50	2,600	2,662
6	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	5,547	5,745
6	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	1,969	2,051
[6,8] Morgan Stanley Capital I Trust 2012-STAR		3.201%	8/5/34	1,578	1,589
[6,7] Navient Student Loan Trust 2014-1		0.697%	6/25/31	8,000	7,922
[6,7] Navient Student Loan Trust 2014-1		0.937%	2/25/39	1,770	1,746
[6,7] Navient Student Loan Trust 2014-8		0.627%	4/25/23	30,970	30,915
[6,7] Navient Student Loan Trust 2015-1		0.787%	4/25/40	5,150	5,154
[6,7] Navient Student Loan Trust 2015-3		0.839%	6/26/56	16,600	16,399
6	Nissan Auto Lease Trust 2014-A	1.040%	10/15/19	18,761	18,754
6	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	3,085	3,093
6	Nissan Auto Receivables 2015-B Owner Trust	1.500%	9/15/21	27,560	27,440
6	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	2,400	2,394
8	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	15,050	15,157
	North Carolina State Education Assistance
	Authority 2011-1	1.177%	1/26/26	3,852	3,863
6	North Carolina State Education Assistance
	Authority 2011-2	1.056%	7/25/25	6,050	6,085
[6,8] OBP Depositor LLC Trust 2010-OBP		4.646%	7/15/45	602	669

6	Royal Bank of Canada	1.200%	9/19/18	13,458	13,444
	Royal Bank of Canada	1.875%	2/5/20	4,900	4,853
6	SLM Student Loan Trust 2003-14	0.507%	1/25/23	12,614	12,589
6	SLM Student Loan Trust 2004-3	0.447%	7/25/23	7,069	7,038
6	SLM Student Loan Trust 2005-5	0.377%	4/25/25	13,775	13,718
6	SLM Student Loan Trust 2005-6	0.387%	7/27/26	3,878	3,844
6	SLM Student Loan Trust 2006-5	0.387%	1/25/27	5,631	5,583
6	SLM Student Loan Trust 2007-1	0.367%	1/26/26	6,425	6,293
[6,7] SLM Student Loan Trust 2012-1		1.137%	9/25/28	7,317	7,466
[6,7] SLM Student Loan Trust 2012-3		0.837%	12/26/25	4,279	4,290
[6,7] SLM Student Loan Trust 2012-7		0.467%	9/25/19	3,999	3,974
[6,7] SLM Student Loan Trust 2013-3		0.487%	5/26/20	23,824	23,799
[6,7] SLM Student Loan Trust 2013-3		0.687%	4/26/27	18,766	18,650
[6,7] SLM Student Loan Trust 2013-5		0.787%	10/25/27	10,004	10,073
[6,7] SLM Student Loan Trust 2013-6		0.687%	2/25/21	22,513	22,529
[6,7] SLM Student Loan Trust 2013-6		0.837%	6/26/28	14,484	14,347
[6,7] SLM Student Loan Trust 2014-1		0.567%	7/26/21	17,081	17,072
[6,7] SLM Student Loan Trust 2014-1		0.787%	2/26/29	9,041	9,057
[6,7] SLM Student Loan Trust 2014-2		0.777%	3/26/29	34,186	34,292
6	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	3,033	3,031
6	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	2,596	2,597
6	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	5,146	5,136
6	SMART ABS Series 2014-1US Trust	1.680%	12/14/19	4,409	4,401
6	South Carolina Student Loan Corp. Revenue
	2010-1	1.277%	7/25/25	4,622	4,652
8	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	3,097	3,078
[6,8] SpareBank 1 Boligkreditt AS		1.750%	11/15/20	8,341	8,236
8	Swedbank Hypotek AB	1.375%	3/28/18	3,868	3,866
6	Synchrony Credit Card Master Note Trust
	2014-1	1.610%	11/15/20	44,200	44,438
6	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	12,680	12,813
6	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	14,360	14,382
6	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	192	205
[6,8] UBS-BAMLL Trust 2012-WRM		3.663%	6/10/30	2,772	2,856
6	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	1,018	1,012
[6,8] VNO 2012-6AVE Mortgage Trust		2.996%	11/15/30	2,552	2,548
6	Volkswagen Auto Lease Trust 2014-A	0.990%	7/20/18	9,943	9,945
6	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	3,488	3,642
6	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	725	727
6	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	259	267
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	407	435
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	1,743	1,882
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.436%	7/15/46	272	293
6	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	120	120
6	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	120	118

6	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.400%	6/15/48	400	411
6	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	5,940	6,100
8	Westpac Banking Corp.	1.850%	11/26/18	13,270	13,337
[6,8] WFRBS Commercial Mortgage Trust 2011-C3		4.375%	3/15/44	1,199	1,306
6	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	1,166	1,208
6	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	584	623
6	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	751	757
6	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	2,705	2,700
6	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	440	449
6	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	163	168
6	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	464	491
6	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	440	473
6	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	167	175
6	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	464	481
6	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	442	466
6	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	878	943
6	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	70	75
6	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	600	630
6	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	20	21
6	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	233	248
6	World Financial Network Credit Card Master
	Note Trust Series 2012-D	2.150%	4/17/23	20,637	20,803
6	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	6,191	6,212
[6,7] World Financial Network Credit Card Master
	Note Trust Series 2014-A	0.565%	12/15/19	29,548	29,557
[6,7] World Financial Network Credit Card Master
	Note Trust Series 2015-A	0.665%	2/15/22	11,160	11,163
6	World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	6,400	6,396
6	World Omni Auto Receivables Trust 2014-B	1.680%	12/15/20	12,760	12,783
6,7,8World Omni Master Owner Trust 2013-1		0.536%	2/15/18	13,393	13,394
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,690,305)					2,696,060
Corporate Bonds (30.2%)
Finance (18.1%)
	Banking (15.8%)
	Abbey National Treasury Services plc	4.000%	4/27/16	13,675	13,993
	Abbey National Treasury Services plc	1.375%	3/13/17	22,170	22,205
	Abbey National Treasury Services plc	1.650%	9/29/17	15,910	15,959
	Abbey National Treasury Services plc	3.050%	8/23/18	7,300	7,550
8	ABN AMRO Bank NV	2.500%	10/30/18	2,750	2,792
	American Express Credit Corp.	2.800%	9/19/16	21,530	21,986
	American Express Credit Corp.	1.550%	9/22/17	3,000	3,008
	Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	6,890	6,902
8	Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	13,320	13,544

Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	9,640	9,669
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	4,590	4,641
Bank of America Corp.	3.750%	7/12/16	10,190	10,446
Bank of America Corp.	5.750%	12/1/17	3,090	3,368
Bank of America Corp.	2.000%	1/11/18	2,732	2,738
Bank of America Corp.	1.750%	6/5/18	11,100	11,082
Bank of America Corp.	2.650%	4/1/19	3,210	3,247
Bank of America NA	1.125%	11/14/16	6,430	6,428
Bank of America NA	1.250%	2/14/17	37,470	37,444
Bank of America NA	1.650%	3/26/18	15,965	15,920
Bank of Montreal	2.500%	1/11/17	6,143	6,279
Bank of Montreal	1.300%	7/14/17	6,000	6,005
Bank of Montreal	1.400%	4/10/18	2,830	2,813
Bank of New York Mellon Corp.	4.600%	1/15/20	2,300	2,528
Bank of Nova Scotia	1.375%	7/15/16	14,160	14,250
Bank of Nova Scotia	2.550%	1/12/17	12,900	13,197
Bank of Nova Scotia	1.300%	7/21/17	30,420	30,439
Bank of Nova Scotia	1.375%	12/18/17	3,625	3,614
Bank of Nova Scotia	1.700%	6/11/18	10,900	10,885
Bank of Nova Scotia	2.050%	10/30/18	9,095	9,263
Bank of Nova Scotia	1.850%	4/14/20	20,490	20,282
8 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.200%	3/10/17	18,370	18,310
BNP Paribas SA	3.600%	2/23/16	10,939	11,138
BNP Paribas SA	1.250%	12/12/16	11,940	11,940
BNP Paribas SA	1.375%	3/17/17	22,217	22,242
BPCE SA	1.625%	2/10/17	24,918	25,066
BPCE SA	1.625%	1/26/18	13,000	12,941
BPCE SA	2.500%	12/10/18	3,670	3,724
Branch Banking & Trust Co.	1.000%	4/3/17	5,510	5,498
Canadian Imperial Bank of Commerce	1.350%	7/18/16	8,260	8,303
Canadian Imperial Bank of Commerce	1.550%	1/23/18	1,255	1,257
Citigroup Inc.	3.953%	6/15/16	6,885	7,068
Citigroup Inc.	1.350%	3/10/17	7,350	7,344
Citigroup Inc.	2.550%	4/8/19	4,310	4,343
8 Commonwealth Bank of Australia	3.250%	3/17/16	15,150	15,412
Commonwealth Bank of Australia	1.125%	3/13/17	27,520	27,532
Commonwealth Bank of Australia	1.400%	9/8/17	22,300	22,353
Commonwealth Bank of Australia	1.900%	9/18/17	7,680	7,778
Commonwealth Bank of Australia	1.625%	3/12/18	7,300	7,313
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	9,730	10,059
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	5,500	5,509
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	11,020	11,085
Credit Suisse	1.375%	5/26/17	9,470	9,454
Credit Suisse	1.750%	1/29/18	12,090	12,073
Credit Suisse	1.700%	4/27/18	13,685	13,597
Deutsche Bank AG	1.400%	2/13/17	16,830	16,777
Deutsche Bank AG	1.350%	5/30/17	13,770	13,670
Deutsche Bank AG	1.875%	2/13/18	12,300	12,306
Goldman Sachs Group Inc.	5.750%	10/1/16	3,950	4,168
Goldman Sachs Group Inc.	6.250%	9/1/17	16,510	18,082
Goldman Sachs Group Inc.	5.950%	1/18/18	12,770	13,994
Goldman Sachs Group Inc.	2.375%	1/22/18	36,085	36,557
Goldman Sachs Group Inc.	6.150%	4/1/18	16,982	18,831
Goldman Sachs Group Inc.	2.625%	1/31/19	11,570	11,666

Goldman Sachs Group Inc.	2.550%	10/23/19	7,860	7,845
HSBC USA Inc.	1.500%	11/13/17	9,630	9,607
HSBC USA Inc.	1.625%	1/16/18	3,210	3,200
JPMorgan Chase & Co.	2.600%	1/15/16	15,150	15,274
JPMorgan Chase & Co.	1.125%	2/26/16	25,710	25,768
JPMorgan Chase & Co.	3.450%	3/1/16	27,997	28,462
JPMorgan Chase & Co.	3.150%	7/5/16	54,125	55,215
JPMorgan Chase & Co.	1.350%	2/15/17	38,460	38,446
JPMorgan Chase & Co.	2.000%	8/15/17	58,085	58,657
JPMorgan Chase & Co.	6.000%	1/15/18	5,510	6,063
JPMorgan Chase & Co.	1.800%	1/25/18	12,966	12,970
JPMorgan Chase & Co.	1.700%	3/1/18	15,400	15,322
JPMorgan Chase Bank NA	6.000%	10/1/17	11,790	12,848
Lloyds Bank plc	4.200%	3/28/17	3,210	3,377
Lloyds Bank plc	1.750%	5/14/18	6,160	6,159
8 Macquarie Bank Ltd.	2.000%	8/15/16	2,705	2,732
Manufacturers & Traders Trust Co.	1.250%	1/30/17	9,180	9,171
Morgan Stanley	1.875%	1/5/18	6,400	6,414
Morgan Stanley	2.125%	4/25/18	34,017	34,228
Morgan Stanley	2.500%	1/24/19	6,470	6,527
Morgan Stanley	2.375%	7/23/19	10,342	10,270
MUFG Americas Holdings Corp.	1.625%	2/9/18	4,800	4,784
MUFG Union Bank NA	5.950%	5/11/16	1,210	1,259
MUFG Union Bank NA	3.000%	6/6/16	11,480	11,682
MUFG Union Bank NA	1.500%	9/26/16	3,935	3,943
MUFG Union Bank NA	2.125%	6/16/17	4,820	4,882
MUFG Union Bank NA	2.625%	9/26/18	5,970	6,058
MUFG Union Bank NA	2.250%	5/6/19	4,580	4,580
National Australia Bank Ltd.	0.900%	1/20/16	2,500	2,505
National Australia Bank Ltd.	2.750%	3/9/17	3,670	3,769
National Australia Bank Ltd.	2.300%	7/25/18	3,860	3,921
PNC Bank NA	0.800%	1/28/16	2,750	2,751
PNC Bank NA	1.150%	11/1/16	4,202	4,208
PNC Bank NA	1.125%	1/27/17	6,620	6,617
PNC Bank NA	1.500%	10/18/17	15,560	15,576
PNC Bank NA	1.500%	2/23/18	11,800	11,762
PNC Bank NA	1.600%	6/1/18	15,200	15,159
PNC Funding Corp.	2.700%	9/19/16	7,953	8,085
Royal Bank of Canada	0.850%	3/8/16	9,180	9,205
Royal Bank of Canada	2.300%	7/20/16	3,675	3,731
Royal Bank of Canada	1.450%	9/9/16	6,430	6,479
Royal Bank of Canada	1.400%	10/13/17	7,320	7,345
Royal Bank of Canada	2.200%	7/27/18	10,136	10,306
Svenska Handelsbanken AB	3.125%	7/12/16	3,670	3,755
Svenska Handelsbanken AB	2.250%	6/17/19	5,500	5,532
Toronto-Dominion Bank	1.125%	5/2/17	11,020	11,037
Toronto-Dominion Bank	1.625%	3/13/18	31,935	32,118
Toronto-Dominion Bank	1.400%	4/30/18	5,340	5,332
UBS AG	5.875%	12/20/17	6,430	7,071
UBS AG	1.800%	3/26/18	23,725	23,633
US Bank NA	1.100%	1/30/17	4,130	4,139
US Bank NA	1.375%	9/11/17	7,810	7,825
US Bank NA	1.350%	1/26/18	6,175	6,163
US Bank NA	2.282%	4/29/20	2,230	2,231
Wachovia Corp.	5.625%	10/15/16	4,590	4,853
Wachovia Corp.	5.750%	6/15/17	12,900	14,014
Wachovia Corp.	5.750%	2/1/18	12,660	13,972

Wells Fargo & Co.	3.676%	6/15/16	21,885	22,480
Wells Fargo & Co.	1.250%	7/20/16	10,977	11,025
Wells Fargo & Co.	2.100%	5/8/17	8,870	9,021
Wells Fargo & Co.	1.150%	6/2/17	6,900	6,883
Wells Fargo & Co.	1.400%	9/8/17	14,380	14,400
Wells Fargo & Co.	5.625%	12/11/17	3,210	3,525
Wells Fargo & Co.	1.500%	1/16/18	26,771	26,766
Wells Fargo & Co.	2.125%	4/22/19	6,430	6,448
Westpac Banking Corp.	1.050%	11/25/16	3,310	3,321
Westpac Banking Corp.	1.200%	5/19/17	17,804	17,854
Westpac Banking Corp.	2.000%	8/14/17	12,860	13,047
Westpac Banking Corp.	1.550%	5/25/18	19,060	19,008
Westpac Banking Corp.	4.875%	11/19/19	2,750	3,048

Brokerage (0.1%)
Charles Schwab Corp.	1.500%	3/10/18	9,125	9,124
NYSE Euronext	2.000%	10/5/17	3,210	3,247

Finance Companies (1.6%)
General Electric Capital Corp.	1.000%	12/11/15	5,510	5,523
General Electric Capital Corp.	1.000%	1/8/16	5,510	5,523
General Electric Capital Corp.	5.000%	1/8/16	12,310	12,590
General Electric Capital Corp.	2.950%	5/9/16	12,391	12,633
General Electric Capital Corp.	1.500%	7/12/16	9,911	9,988
General Electric Capital Corp.	3.350%	10/17/16	34,333	35,417
General Electric Capital Corp.	2.900%	1/9/17	18,370	18,901
General Electric Capital Corp.	2.450%	3/15/17	10,360	10,607
General Electric Capital Corp.	2.300%	4/27/17	9,160	9,339
General Electric Capital Corp.	1.250%	5/15/17	19,350	19,381
General Electric Capital Corp.	5.625%	9/15/17	11,660	12,697
General Electric Capital Corp.	1.600%	11/20/17	6,700	6,742

Insurance (0.5%)
AXIS Specialty Finance plc	2.650%	4/1/19	8,553	8,537
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	2,455	2,477
Berkshire Hathaway Inc.	1.900%	1/31/17	2,350	2,387
8 MassMutual Global Funding II	3.125%	4/14/16	2,505	2,550
8 MassMutual Global Funding II	2.000%	4/5/17	9,180	9,296
8 MassMutual Global Funding II	2.100%	8/2/18	3,113	3,151
MetLife Inc.	1.903%	12/15/17	18,000	18,150
8 Metropolitan Life Global Funding I	3.000%	1/10/23	1,000	983
UnitedHealth Group Inc.	1.400%	12/15/17	2,295	2,294

Real Estate Investment Trusts (0.1%)
Simon Property Group LP	6.100%	5/1/16	6,135	6,341
Simon Property Group LP	3.375%	3/15/22	2,230	2,274
				1,805,682
Industrial (10.4%)
Basic Industry (0.9%)
Air Products & Chemicals Inc.	2.000%	8/2/16	5,755	5,850
Air Products & Chemicals Inc.	1.200%	10/15/17	920	916
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	6,581	6,659
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	23,815	24,068
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	3,320	3,572
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	4,590	4,657
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	2,060	2,384
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	1,940	2,018

Rio Tinto Finance USA Ltd.	1.875%	11/2/15	2,323	2,329
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	11,480	11,607
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	2,230	2,506
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	840	825
Rio Tinto Finance USA plc	1.375%	6/17/16	7,840	7,852
Rio Tinto Finance USA plc	2.000%	3/22/17	5,360	5,402
Rio Tinto Finance USA plc	1.625%	8/21/17	4,760	4,747

Capital Goods (2.1%)
Boeing Capital Corp.	2.125%	8/15/16	2,350	2,386
Boeing Capital Corp.	2.900%	8/15/18	3,000	3,133
Boeing Capital Corp.	4.700%	10/27/19	4,590	5,078
Boeing Co.	0.950%	5/15/18	12,900	12,739
Caterpillar Financial Services Corp.	1.000%	3/3/17	4,960	4,970
Danaher Corp.	2.300%	6/23/16	1,815	1,839
General Dynamics Corp.	1.000%	11/15/17	17,115	17,065
General Electric Co.	5.250%	12/6/17	46,376	50,535
Honeywell International Inc.	5.300%	3/15/17	5,775	6,193
Honeywell International Inc.	5.300%	3/1/18	17,510	19,288
Honeywell International Inc.	5.000%	2/15/19	3,185	3,537
John Deere Capital Corp.	1.850%	9/15/16	5,160	5,225
John Deere Capital Corp.	1.050%	10/11/16	12,775	12,824
John Deere Capital Corp.	1.050%	12/15/16	1,530	1,533
John Deere Capital Corp.	2.000%	1/13/17	8,461	8,598
John Deere Capital Corp.	1.200%	10/10/17	1,380	1,377
John Deere Capital Corp.	1.550%	12/15/17	13,745	13,823
John Deere Capital Corp.	5.350%	4/3/18	2,300	2,547
John Deere Capital Corp.	5.750%	9/10/18	4,565	5,126
John Deere Capital Corp.	1.950%	12/13/18	2,695	2,720
John Deere Capital Corp.	1.950%	3/4/19	2,300	2,301
Precision Castparts Corp.	0.700%	12/20/15	4,295	4,293
Precision Castparts Corp.	1.250%	1/15/18	2,880	2,862
Raytheon Co.	6.750%	3/15/18	2,765	3,151
Raytheon Co.	6.400%	12/15/18	7,215	8,350
United Technologies Corp.	5.375%	12/15/17	2,882	3,163

Communication (1.2%)
America Movil SAB de CV	2.375%	9/8/16	26,398	26,736
America Movil SAB de CV	5.625%	11/15/17	13,700	14,993
America Movil SAB de CV	5.000%	3/30/20	1,265	1,399
Comcast Corp.	4.950%	6/15/16	7,300	7,587
Comcast Corp.	6.500%	1/15/17	5,635	6,099
Comcast Corp.	6.300%	11/15/17	29,925	33,330
Comcast Corp.	5.875%	2/15/18	2,750	3,058
Comcast Corp.	5.700%	5/15/18	17,260	19,215
NBCUniversal Media LLC	2.875%	4/1/16	6,430	6,529

Consumer Cyclical (1.6%)
American Honda Finance Corp.	1.125%	10/7/16	6,890	6,906
American Honda Finance Corp.	0.950%	5/5/17	2,975	2,972
American Honda Finance Corp.	1.500%	3/13/18	4,560	4,557
Costco Wholesale Corp.	5.500%	3/15/17	6,395	6,877
8 Daimler Finance North America LLC	1.450%	8/1/16	7,350	7,379
8 Daimler Finance North America LLC	2.625%	9/15/16	3,670	3,731
8 Daimler Finance North America LLC	2.950%	1/11/17	2,460	2,519
8 Daimler Finance North America LLC	1.125%	3/10/17	6,145	6,115
8 Daimler Finance North America LLC	1.875%	1/11/18	4,105	4,111

8 Harley-Davidson Funding Corp.	6.800%	6/15/18	415	473
Lowe's Cos. Inc.	1.625%	4/15/17	9,180	9,281
PACCAR Financial Corp.	1.150%	8/16/16	6,890	6,929
PACCAR Financial Corp.	1.100%	6/6/17	4,590	4,598
PACCAR Financial Corp.	1.400%	11/17/17	4,565	4,577
Starbucks Corp.	0.875%	12/5/16	4,215	4,218
Starbucks Corp.	6.250%	8/15/17	7,615	8,459
Target Corp.	2.300%	6/26/19	5,965	6,041
TJX Cos. Inc.	6.950%	4/15/19	4,130	4,831
Toyota Motor Credit Corp.	2.000%	9/15/16	21,500	21,817
Toyota Motor Credit Corp.	2.050%	1/12/17	1,730	1,757
Toyota Motor Credit Corp.	1.450%	1/12/18	10,965	10,982
Wal-Mart Stores Inc.	5.800%	2/15/18	15,825	17,655
Wal-Mart Stores Inc.	1.125%	4/11/18	12,380	12,322

Consumer Noncyclical (1.9%)
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	240	239
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	875	876
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	11,480	11,637
Coca-Cola Co.	3.150%	11/15/20	3,700	3,855
Eli Lilly & Co.	1.250%	3/1/18	9,125	9,104
Gilead Sciences Inc.	3.050%	12/1/16	13,715	14,089
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	21,818	24,324
GlaxoSmithKline Capital plc	1.500%	5/8/17	12,050	12,135
Hershey Co.	4.125%	12/1/20	10,000	10,939
Merck & Co. Inc.	2.250%	1/15/16	1,840	1,857
Merck & Co. Inc.	0.700%	5/18/16	2,750	2,750
PepsiCo Inc.	1.250%	4/30/18	13,500	13,438
Pfizer Inc.	0.900%	1/15/17	3,004	3,010
Pfizer Inc.	1.100%	5/15/17	9,180	9,204
Philip Morris International Inc.	1.250%	11/9/17	6,375	6,366
8 Roche Holdings Inc.	6.000%	3/1/19	4,795	5,469
Sanofi	2.625%	3/29/16	7,577	7,695
Sanofi	1.250%	4/10/18	5,680	5,656
Stryker Corp.	2.000%	9/30/16	3,210	3,245
Sysco Corp.	1.450%	10/2/17	24,820	25,063
Sysco Corp.	2.350%	10/2/19	5,500	5,536
8 Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	6,430	6,474
Wyeth LLC	5.500%	2/15/16	4,590	4,730

Energy (1.6%)
BP Capital Markets plc	3.200%	3/11/16	11,320	11,506
BP Capital Markets plc	2.248%	11/1/16	10,100	10,253
BP Capital Markets plc	1.846%	5/5/17	5,756	5,826
BP Capital Markets plc	1.375%	11/6/17	6,500	6,497
BP Capital Markets plc	1.375%	5/10/18	9,000	8,947
BP Capital Markets plc	2.241%	9/26/18	10,100	10,237
BP Capital Markets plc	4.500%	10/1/20	2,750	3,001
Chevron Corp.	1.365%	3/2/18	5,330	5,319
Exxon Mobil Corp.	1.305%	3/6/18	9,125	9,113
Occidental Petroleum Corp.	2.500%	2/1/16	9,960	10,071
Occidental Petroleum Corp.	4.125%	6/1/16	8,290	8,543
Occidental Petroleum Corp.	1.750%	2/15/17	12,860	12,977
8 Schlumberger Investment SA	1.950%	9/14/16	2,585	2,619
8 Schlumberger Norge AS	1.950%	9/14/16	1,840	1,862
8 Schlumberger SA	2.650%	1/15/16	1,580	1,596
Shell International Finance BV	2.000%	11/15/18	9,200	9,243

Total Capital International SA	1.000%	1/10/17	6,500	6,493
Total Capital International SA	1.500%	2/17/17	3,670	3,695
Total Capital International SA	1.550%	6/28/17	10,970	11,056
Total Capital International SA	2.125%	1/10/19	4,150	4,177
Total Capital SA	2.125%	8/10/18	12,754	12,952
Total Capital SA	4.450%	6/24/20	5,000	5,459

Technology (0.8%)
Apple Inc.	0.900%	5/12/17	3,315	3,318
Apple Inc.	2.100%	5/6/19	15,610	15,751
Cisco Systems Inc.	1.650%	6/15/18	3,620	3,633
Corning Inc.	1.500%	5/8/18	5,235	5,228
Intel Corp.	1.350%	12/15/17	24,750	24,739
Oracle Corp.	1.200%	10/15/17	18,185	18,169
Oracle Corp.	5.750%	4/15/18	2,350	2,615
Oracle Corp.	2.375%	1/15/19	3,780	3,833
QUALCOMM Inc.	1.400%	5/18/18	3,305	3,292

Transportation (0.3%)
Canadian National Railway Co.	5.850%	11/15/17	3,150	3,448
United Parcel Service Inc.	5.500%	1/15/18	4,565	5,032
United Parcel Service Inc.	5.125%	4/1/19	23,480	26,149
				1,032,441
Utilities (1.7%)
Electric (1.7%)
Alabama Power Co.	3.550%	12/1/23	460	473
Arizona Public Service Co.	2.200%	1/15/20	1,000	991
Commonwealth Edison Co.	5.950%	8/15/16	1,055	1,113
Commonwealth Edison Co.	1.950%	9/1/16	6,935	7,013
Commonwealth Edison Co.	6.150%	9/15/17	6,530	7,198
Commonwealth Edison Co.	5.800%	3/15/18	4,110	4,573
Connecticut Light & Power Co.	5.500%	2/1/19	1,100	1,232
Connecticut Light & Power Co.	2.500%	1/15/23	6,660	6,366
Consumers Energy Co.	5.500%	8/15/16	1,528	1,603
Consumers Energy Co.	5.650%	9/15/18	1,840	2,071
Consumers Energy Co.	6.125%	3/15/19	7,895	9,002
Consumers Energy Co.	6.700%	9/15/19	8,910	10,439
DTE Electric Co.	3.450%	10/1/20	1,380	1,447
DTE Electric Co.	3.900%	6/1/21	1,380	1,473
Duke Energy Carolinas LLC	5.100%	4/15/18	6,150	6,754
Duke Energy Carolinas LLC	7.000%	11/15/18	3,767	4,434
Duke Energy Florida Inc.	5.650%	6/15/18	6,400	7,137
Duke Energy Progress Inc.	5.300%	1/15/19	8,210	9,142
Entergy Louisiana LLC	4.800%	5/1/21	3,670	4,003
Georgia Power Co.	3.000%	4/15/16	1,840	1,871
MidAmerican Energy Co.	2.400%	3/15/19	2,785	2,824
National Rural Utilities Cooperative Finance
Corp.	1.100%	1/27/17	3,670	3,678
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	4,560	4,893
National Rural Utilities Cooperative Finance
Corp.	0.950%	4/24/17	13,480	13,458
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,150	1,260
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	10,152	12,919

	National Rural Utilities Cooperative Finance
	Corp.	2.150%	2/1/19	1,540	1,546
	National Rural Utilities Cooperative Finance
	Corp.	2.300%	11/15/19	10,270	10,324
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	2/15/22	1,093	1,096
	Pacific Gas & Electric Co.	5.625%	11/30/17	365	399
	Pacific Gas & Electric Co.	8.250%	10/15/18	1,370	1,643
	Pacific Gas & Electric Co.	3.500%	10/1/20	4,560	4,754
	PacifiCorp	3.850%	6/15/21	1,150	1,225
	Public Service Electric & Gas Co.	5.300%	5/1/18	1,840	2,030
	South Carolina Electric & Gas Co.	6.500%	11/1/18	1,240	1,431
	Southern California Edison Co.	1.125%	5/1/17	5,510	5,503
	Southern California Edison Co.	3.500%	10/1/23	1,840	1,874
	Southern Co.	2.750%	6/15/20	6,860	6,871
	Union Electric Co.	6.400%	6/15/17	3,538	3,879
					169,942
Total Corporate Bonds (Cost $3,004,765)					3,008,065
Sovereign Bonds (U.S. Dollar-Denominated) (10.2%)
	Asian Development Bank	0.750%	1/11/17	25,000	25,043
8	Banco del Estado de Chile	2.000%	11/9/17	7,095	7,103
8	Bank Nederlandse Gemeenten	2.500%	1/11/16	4,600	4,650
8	Bank Nederlandse Gemeenten	1.125%	9/12/16	7,350	7,378
8	Bank Nederlandse Gemeenten	0.875%	2/21/17	14,700	14,697
8	Caisse d'Amortissement de la Dette Sociale	2.375%	3/31/16	4,600	4,665
8	Caisse d'Amortissement de la Dette Sociale	1.125%	1/30/17	4,350	4,376
8	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	1,825	1,836
	CNOOC Finance 2013 Ltd.	1.125%	5/9/16	1,800	1,798
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	16,820	16,716
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	16,425	16,430
8	CNPC General Capital Ltd.	1.450%	4/16/16	1,000	1,001
	Corp. Andina de Fomento	3.750%	1/15/16	22,646	23,012
	Corp. Andina de Fomento	1.500%	8/8/17	5,500	5,517
8	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	9,975	10,240
8	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	2,375	2,284
8	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	6,875	7,241
[8,9] Development Bank of Japan Inc.		1.625%	10/5/16	2,750	2,782
9	Development Bank of Japan Inc.	5.125%	2/1/17	2,750	2,932
8,10 Dexia Credit Local SA		1.250%	10/18/16	5,500	5,530
8	Electricite de France SA	1.150%	1/20/17	13,775	13,801
8	Electricite de France SA	6.500%	1/26/19	1,825	2,093
	European Investment Bank	1.625%	9/1/15	18,375	18,417
	European Investment Bank	1.375%	10/20/15	9,175	9,205
	European Investment Bank	2.125%	7/15/16	2,750	2,797
	European Investment Bank	1.750%	3/15/17	8,275	8,421
	European Investment Bank	1.625%	6/15/17	2,300	2,335
	European Investment Bank	1.000%	3/15/18	13,775	13,737
	European Investment Bank	1.875%	3/15/19	18,375	18,658
	European Investment Bank	2.500%	4/15/21	11,025	11,310
	Export-Import Bank of Korea	4.125%	9/9/15	19,539	19,662
	Export-Import Bank of Korea	1.250%	11/20/15	5,325	5,335
	Export-Import Bank of Korea	4.000%	1/11/17	48,506	50,413
	Export-Import Bank of Korea	5.125%	6/29/20	1,375	1,540
	Export-Import Bank of Korea	4.000%	1/29/21	4,775	5,078
	FMS Wertmanagement AoeR	1.125%	9/5/17	4,580	4,597
	FMS Wertmanagement AoeR	1.625%	11/20/18	9,175	9,253

	Hydro-Quebec	2.000%	6/30/16	17,900	18,190
	Hydro-Quebec	1.375%	6/19/17	15,327	15,453
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	4,500	4,538
8	Industrial Bank of Korea	1.375%	10/5/15	4,600	4,608
	Inter-American Development Bank	2.250%	7/15/15	4,600	4,603
	Inter-American Development Bank	0.875%	11/15/16	9,175	9,184
	Inter-American Development Bank	1.125%	3/15/17	4,600	4,632
	Inter-American Development Bank	2.375%	8/15/17	6,425	6,627
	Inter-American Development Bank	2.125%	11/9/20	1,800	1,812
	International Bank for Reconstruction &
	Development	1.000%	9/15/16	13,775	13,851
	International Bank for Reconstruction &
	Development	0.625%	10/14/16	20,000	20,013
	International Finance Corp.	1.125%	11/23/16	4,400	4,428
	International Finance Corp.	1.750%	9/4/18	15,600	15,847
8	IPIC GMTN Ltd.	3.750%	3/1/17	1,700	1,761
9	Japan Bank for International Cooperation	1.875%	9/24/15	13,775	13,814
9	Japan Bank for International Cooperation	1.750%	7/31/18	4,600	4,647
9	Japan Bank for International Cooperation	1.750%	11/13/18	7,575	7,633
8	Japan Finance Organization for Municipalities	2.125%	3/6/19	13,775	13,921
11 KFW		2.000%	6/1/16	16,075	16,305
11 KFW		1.250%	10/5/16	4,600	4,640
11 KFW		1.250%	2/15/17	9,175	9,255
11 KFW		1.000%	6/11/18	11,475	11,417
11 KFW		1.875%	4/1/19	4,600	4,678
11 KFW		4.000%	1/27/20	4,125	4,536
11 KFW		2.625%	1/25/22	4,600	4,723
11 KFW		2.125%	1/17/23	1,825	1,800
8	Kingdom of Sweden	1.000%	11/15/16	6,425	6,463
8	Kommunalbanken AS	2.375%	1/19/16	3,675	3,714
8	Kommunalbanken AS	1.000%	3/15/18	2,750	2,737
8	Kommunalbanken AS	1.125%	5/23/18	7,350	7,375
8	Kommunalbanken AS	2.125%	3/15/19	12,850	13,140
8	Kommunalbanken AS	1.750%	5/28/19	13,775	13,840
8	Kommuninvest I Sverige AB	0.875%	12/13/16	6,425	6,444
8	Kommuninvest I Sverige AB	1.000%	10/24/17	2,750	2,751
	Korea Development Bank	4.375%	8/10/15	2,300	2,307
	Korea Development Bank	3.250%	3/9/16	1,375	1,395
	Korea Development Bank	4.000%	9/9/16	5,440	5,618
	Korea Development Bank	3.875%	5/4/17	9,200	9,579
	Korea Development Bank	2.250%	8/7/17	7,115	7,197
	Korea Development Bank	3.500%	8/22/17	6,775	7,035
	Korea Development Bank	4.625%	11/16/21	1,800	1,987
8	Korea East-West Power Co. Ltd.	2.500%	7/16/17	2,050	2,077
8	Korea Expressway Corp.	1.625%	4/28/17	32,150	32,035
8	Korea Expressway Corp.	1.875%	10/22/17	1,800	1,804
8	Korea Gas Corp.	2.875%	7/29/18	7,350	7,555
8	Korea Hydro & Nuclear Power Co. Ltd.	3.125%	9/16/15	2,300	2,311
	Korea Hydro & Nuclear Power Co. Ltd.	3.125%	9/16/15	4,650	4,671
8	Korea Land & Housing Corp.	1.875%	8/2/17	4,600	4,611
8	Korea National Oil Corp.	2.875%	11/9/15	3,675	3,705
	Korea National Oil Corp.	3.125%	4/3/17	4,600	4,716
8	Korea National Oil Corp.	2.750%	1/23/19	18,375	18,640
8	Korea Resources Corp.	2.125%	5/2/18	2,750	2,751
[11] Landwirtschaftliche Rentenbank		2.125%	7/15/16	4,600	4,677
8	Municipality Finance plc	1.125%	4/17/18	2,300	2,296
8	Nederlandse Waterschapsbank NV	1.875%	3/13/19	7,350	7,423

	Nordic Investment Bank	2.500%	7/15/15	6,575	6,579
	North American Development Bank	2.300%	10/10/18	2,400	2,432
[12] Oesterreichische Kontrollbank AG		2.000%	6/3/16	4,600	4,665
8	Province of Alberta	1.000%	6/21/17	2,750	2,758
	Province of British Columbia	2.100%	5/18/16	2,575	2,611
	Province of Manitoba	2.625%	7/15/15	4,125	4,127
	Province of Manitoba	2.100%	9/6/22	1,275	1,246
	Province of Nova Scotia	2.375%	7/21/15	4,125	4,128
	Province of Ontario	2.300%	5/10/16	15,150	15,395
	Province of Ontario	1.600%	9/21/16	9,175	9,258
	Province of Ontario	1.100%	10/25/17	21,125	21,111
	Province of Ontario	4.000%	10/7/19	2,375	2,582
	Province of Ontario	4.400%	4/14/20	1,375	1,528
8,13 Qatari Diar Finance QSC		3.500%	7/21/15	2,750	2,750
	Quebec	2.750%	8/25/21	5,825	5,954
[6,8] Ras Laffan Liquefied Natural Gas Co. Ltd. III		5.832%	9/30/16	2,283	2,361
	Republic of Chile	3.875%	8/5/20	900	970
	Republic of Korea	5.125%	12/7/16	2,300	2,437
	Republic of Poland	3.875%	7/16/15	20,650	20,675
	Republic of Poland	6.375%	7/15/19	17,261	19,893
	Republic of Poland	5.000%	3/23/22	11,360	12,615
	Republic of Poland	4.000%	1/22/24	8,675	9,091
8	Sinopec Capital 2013 Ltd.	1.250%	4/24/16	4,600	4,599
8	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	2,000	2,035
8	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	9,175	9,273
	State of Israel	3.150%	6/30/23	1,800	1,828
8	State of Qatar	3.125%	1/20/17	2,300	2,375
	Statoil ASA	1.250%	11/9/17	25,000	24,933
	Statoil ASA	1.200%	1/17/18	1,550	1,537
	Statoil ASA	1.950%	11/8/18	13,775	13,844
	Statoil ASA	2.650%	1/15/24	1,825	1,733
	Svensk Exportkredit AB	1.750%	10/20/15	4,600	4,619
	Svensk Exportkredit AB	1.125%	4/5/18	5,475	5,465
8	Temasek Financial I Ltd.	4.500%	9/21/15	5,555	5,599
8	Temasek Financial I Ltd.	4.300%	10/25/19	2,250	2,461
8	Temasek Financial I Ltd.	2.375%	1/23/23	4,600	4,473
Total Sovereign Bonds (Cost $1,008,138)					1,015,593
Taxable Municipal Bonds (0.4%)
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	1.298%	7/1/16	2,300	2,309
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	1,825	1,845
	Illinois GO	4.961%	3/1/16	1,825	1,867
	Illinois GO	5.665%	3/1/18	4,600	4,913
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	5,274	5,456
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	10,837	11,283
	Princeton University New Jersey GO	4.950%	3/1/19	5,975	6,649
Total Taxable Municipal Bonds (Cost $33,845)					34,322

		Shares
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
[14] Vanguard Market Liquidity Fund
(Cost $171,715)	0.137%	171,715,060	171,715
Total Investments (100.1%) (Cost $9,942,040)			9,965,645
Other Assets and Liabilities-Net (-0.1%)			(10,028)
Net Assets (100%)			9,955,617

1 Securities with a value of $1,304,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $1,904,000 have been segregated as initial margin for open futures contracts.
3 U.S. government-guaranteed.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Adjustable-rate security.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate value of these securities was $795,113,000, representing 8.0% of net assets.
9 Guaranteed by the Government of Japan.
10 Guaranteed by multiple countries.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the Republic of Austria.
13 Guaranteed by the State of Qatar.
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,039,890	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,696,060	—
Corporate Bonds	—	3,008,065	—
Sovereign Bonds	—	1,015,593	—
Taxable Municipal Bonds	—	34,322	—
Temporary Cash Investments	171,715	—	—
Futures Contracts—Assets[1]	243	—	—
Futures Contracts—Liabilities[1]	(350)	—	—
Swap Contracts—Assets	39 [1]	205	—
Swap Contracts—Liabilities	(55) [1]	(254)	—
Total	171,592	9,793,881	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	September 2015	6,578	1,440,171	1,955
5-Year U.S. Treasury Note	September 2015	(3,780)	(450,795)	(421)
10-Year U.S. Treasury Note	September 2015	(536)	(67,628)	33
30-Year U.S. Treasury Bond	September 2015	(141)	(21,269)	410
Ultra Long U.S. Treasury Bond	September 2015	61	9,398	(265)

1,712

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended June 30, 2015, the fund had the following open swap contracts:

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's Rating
Federation of
Malaysia/A3	9/20/20	JPMC	8,000	(82)	1.000	(236)

Republic of Chile/Aa3	9/20/20	GSCM	15,000	130	1.000	205

Total			23,000			(31)

Credit Protection Purchased
EI du Pont de Nemours
& Co.	9/20/18	BNPSW	875	14	(1.000)	(9)
EI du Pont de Nemours
& Co.	9/20/18	GSCM	875	14	(1.000)	(9)
			1,750			(18)
						(49)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 BNPSW—BNP Paribas. GSCM—Goldman Sachs Bank USA.

JPMC—JP Morgan Chase Bank.

Centrally Cleared Interest Rate Swaps

			Fixed	Floating
			Interest Rate	Interest Rate		Unrealized
		Notional	Received	Received		Appreciation
Termination		Amount	(Paid)	(Paid)		(Depreciation)
Date	Clearinghouse[1]	($000)	(%)	(%)		($000)
9/15/15	CME	6,140	0.302	(0.186)	2	(5)
9/15/15	CME	68,866	0.302	(0.186)	2	(24)
11/7/15	CME	15,350	0.374	(0.184)	2	5
11/7/15	CME	12,278	0.375	(0.184)	2	3
12/15/15	CME	137,749	0.327	(0.186)	2	53
2/7/16	CME	4,617	0.485	(0.184)	2	1
2/16/16	LCH	9,191	0.370	(0.185)	2	11
3/15/16	CME	45,916	0.364	(0.186)	2	62
6/15/16	CME	44,420	0.704	(0.186)	2	109
9/15/16	CME	36,721	0.701	(0.186)	2	101
10/17/16	LCH	55,102	0.581	(0.185)	2	49
3/15/17	CME	94,000	0.883	(0.186)	2	363
8/15/17	LCH	150,000	0.981	(0.186)	2	519
9/7/18	CME	27,593	(0.907)	0.184	2	(394)
9/15/18	CME	3,093	1.544	(0.186)	2	29
12/15/18	CME	18,881	(1.470)	0.186	2	(146)
8/15/19	LCH	70,000	(1.524)	0.186	2	(293)
Total						443

1 CME--Chicago Mercantile Exchange.
LCH--London Clearing House.
2 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

E. At June 30, 2015, the cost of investment securities for tax purposes was $9,942,040,000. Net unrealized appreciation of investment securities for tax purposes was $23,605,000, consisting of unrealized gains of $32,855,000 on securities that had risen in value since their purchase and $9,250,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Intermediate-Term Bond Fund

Schedule of Investments
As of June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (61.1%)
U.S. Government Securities (30.3%)
	United States Treasury Note/Bond	0.250%	8/15/15	116,808	116,827
	United States Treasury Note/Bond	1.250%	8/31/15	143	143
	United States Treasury Note/Bond	0.250%	9/15/15	78,576	78,613
	United States Treasury Note/Bond	0.250%	9/30/15	11,500	11,505
	United States Treasury Note/Bond	1.250%	9/30/15	60,300	60,479
	United States Treasury Note/Bond	1.375%	11/30/15	132,600	133,304
1	United States Treasury Note/Bond	0.250%	12/31/15	110,000	110,052
	United States Treasury Note/Bond	0.375%	3/15/16	12,500	12,514
	United States Treasury Note/Bond	2.000%	4/30/16	4,942	5,012
	United States Treasury Note/Bond	7.250%	5/15/16	25,325	26,837
	United States Treasury Note/Bond	0.500%	6/15/16	59,600	59,721
	United States Treasury Note/Bond	0.625%	7/15/16	6,500	6,518
	United States Treasury Note/Bond	0.625%	8/15/16	27,700	27,774
	United States Treasury Note/Bond	0.500%	9/30/16	25	25
	United States Treasury Note/Bond	0.500%	11/30/16	1,000	1,000
	United States Treasury Note/Bond	0.875%	11/30/16	2,405	2,419
1,2	United States Treasury Note/Bond	0.750%	1/15/17	209,918	210,672
	United States Treasury Note/Bond	1.000%	3/31/17	8,838	8,904
	United States Treasury Note/Bond	3.250%	3/31/17	44,926	47,025
3	United States Treasury Note/Bond	8.750%	5/15/17	21,707	24,987
	United States Treasury Note/Bond	0.625%	6/30/17	6,350	6,347
	United States Treasury Note/Bond	0.875%	8/15/17	15,150	15,202
	United States Treasury Note/Bond	1.875%	8/31/17	28,655	29,367
	United States Treasury Note/Bond	0.625%	9/30/17	12,000	11,963
	United States Treasury Note/Bond	0.875%	10/15/17	1,560	1,563
	United States Treasury Note/Bond	1.000%	12/15/17	6,000	6,023
	United States Treasury Note/Bond	1.000%	2/15/18	750	752
	United States Treasury Note/Bond	0.625%	4/30/18	31,996	31,686
	United States Treasury Note/Bond	2.375%	6/30/18	66,714	69,341
	United States Treasury Note/Bond	2.750%	2/15/19	149,706	157,519
	United States Treasury Note/Bond	1.375%	2/28/19	32,131	32,231
	United States Treasury Note/Bond	1.625%	4/30/19	16,173	16,340
	United States Treasury Note/Bond	3.125%	5/15/19	118,795	126,702
	United States Treasury Note/Bond	1.125%	5/31/19	64,083	63,522
	United States Treasury Note/Bond	3.625%	8/15/19	706	768
	United States Treasury Note/Bond	1.000%	8/31/19	39,984	39,253
	United States Treasury Note/Bond	1.750%	9/30/19	173,000	174,946
	United States Treasury Note/Bond	3.375%	11/15/19	15,086	16,276
	United States Treasury Note/Bond	1.625%	12/31/19	31,600	31,709
	United States Treasury Note/Bond	1.250%	1/31/20	35,900	35,395
	United States Treasury Note/Bond	3.625%	2/15/20	72,356	78,959
	United States Treasury Note/Bond	1.375%	3/31/20	10,950	10,835
	United States Treasury Note/Bond	1.375%	4/30/20	50	49
	United States Treasury Note/Bond	1.625%	6/30/20	126,300	126,181
	United States Treasury Note/Bond	2.125%	1/31/21	3,594	3,650
	United States Treasury Note/Bond	1.750%	5/15/22	10,333	10,120
	United States Treasury Note/Bond	2.125%	6/30/22	82,300	82,544
	United States Treasury Note/Bond	1.625%	11/15/22	15,050	14,528
	United States Treasury Note/Bond	2.500%	5/15/24	11,500	11,680

	United States Treasury Note/Bond	2.375%	8/15/24	90,850	91,191
	United States Treasury Note/Bond	2.250%	11/15/24	8,800	8,729
	United States Treasury Note/Bond	2.000%	2/15/25	33,400	32,382
	United States Treasury Note/Bond	2.125%	5/15/25	35,100	34,398
					2,316,482
Agency Bonds and Notes (4.6%)
4	AID-Jordan	2.578%	6/30/22	24,000	24,120
4	AID-Tunisia	2.452%	7/24/21	22,500	22,756
4	AID-Ukraine	1.847%	5/29/20	26,000	26,222
5	Federal Home Loan Banks	0.375%	6/10/16	36,000	36,008
5	Federal Home Loan Banks	2.000%	9/9/16	7,670	7,812
5	Federal Home Loan Banks	0.625%	11/23/16	19,250	19,276
5	Federal Home Loan Banks	1.125%	4/25/18	6,050	6,068
6	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	5,650	5,684
6,7	Federal Home Loan Mortgage Corp.	0.875%	6/16/17	50,000	50,070
6	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	65,350	65,013
6	Federal National Mortgage Assn.	0.875%	2/8/18	12,050	12,016
6	Federal National Mortgage Assn.	1.125%	7/20/18	50,000	49,982
6	Federal National Mortgage Assn.	1.750%	6/20/19	26,000	26,273
					351,300
Conventional Mortgage-Backed Securities (26.2%)
6,7	Fannie Mae Pool	2.000%	5/1/28–8/1/28	6,450	6,345
6,7,8Fannie Mae Pool		2.500%	1/1/28–2/1/43	48,304	48,770
6,7,8Fannie Mae Pool		3.000%	5/1/27–7/1/43	100,212	102,499
6,7,8Fannie Mae Pool		3.500%	8/1/20–8/1/45	179,341	185,608
6,7,8Fannie Mae Pool		4.000%	9/1/15–7/1/45	147,315	156,729
6,7,8Fannie Mae Pool		4.500%	11/1/15–7/1/45	88,533	95,556
6,7	Fannie Mae Pool	5.000%	1/1/16–11/1/44	63,731	70,578
6,7	Fannie Mae Pool	5.500%	1/1/17–6/1/40	47,120	52,790
6,7	Fannie Mae Pool	6.000%	12/1/16–11/1/39	24,696	28,019
6,7	Fannie Mae Pool	6.500%	1/1/16–8/1/39	14,577	16,725
6,7	Fannie Mae Pool	7.000%	5/1/16–9/1/38	6,143	7,046
6,7	Fannie Mae Pool	7.500%	11/1/15–6/1/32	563	630
6,7	Fannie Mae Pool	8.000%	7/1/30–1/1/31	24	28
6,7	Fannie Mae Pool	8.500%	12/1/30	13	15
6,7,8Freddie Mac Gold Pool		2.000%	9/1/28–7/1/30	7,456	7,319
6,7,8Freddie Mac Gold Pool		2.500%	9/1/27–4/1/43	33,069	33,398
6,7,8Freddie Mac Gold Pool		3.000%	8/1/26–7/1/45	133,235	133,642
6,7,8Freddie Mac Gold Pool		3.500%	8/1/20–7/1/45	207,401	214,500
6,7,8Freddie Mac Gold Pool		4.000%	5/1/18–7/1/45	89,783	95,199
6,7,8Freddie Mac Gold Pool		4.500%	10/1/18–7/1/45	54,634	58,993
6,7	Freddie Mac Gold Pool	5.000%	12/1/17–4/1/41	27,884	30,457
6,7	Freddie Mac Gold Pool	5.500%	1/1/16–7/1/45	20,654	23,413
6,7	Freddie Mac Gold Pool	6.000%	7/1/20–5/1/40	36,810	42,087
6,7	Freddie Mac Gold Pool	6.500%	1/1/16–9/1/38	8,083	9,266
6,7	Freddie Mac Gold Pool	7.000%	1/1/16–6/1/38	4,323	4,935
6,7	Freddie Mac Gold Pool	7.500%	10/1/15–5/1/32	418	479
6,7	Freddie Mac Gold Pool	8.000%	12/1/15–1/1/31	39	45
7	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	1,340	1,299
7,8	Ginnie Mae I Pool	3.000%	9/15/42–7/1/45	22,532	22,743
7,8	Ginnie Mae I Pool	3.500%	5/15/42–7/1/45	20,840	21,621
7,8	Ginnie Mae I Pool	4.000%	3/15/39–7/1/45	26,185	27,856
7,8	Ginnie Mae I Pool	4.500%	2/15/39–7/1/45	40,296	44,237
7	Ginnie Mae I Pool	5.000%	2/15/33–7/1/45	16,922	19,083
7	Ginnie Mae I Pool	5.500%	3/15/31–8/15/40	13,817	15,709
7	Ginnie Mae I Pool	6.000%	2/15/17–3/15/40	7,310	8,343

7	Ginnie Mae I Pool	6.500%	12/15/27–6/15/38	6,095	6,984
7	Ginnie Mae I Pool	7.000%	8/15/24–11/15/31	339	374
7	Ginnie Mae I Pool	7.500%	4/15/17–3/15/32	56	64
7	Ginnie Mae I Pool	8.000%	4/15/30–10/15/30	64	71
7	Ginnie Mae I Pool	8.500%	7/15/30–7/15/30	23	24
7	Ginnie Mae I Pool	9.000%	1/15/20–7/15/21	5	6
7	Ginnie Mae II Pool	2.500%	3/20/43–4/20/43	4,567	4,419
7,8 Ginnie Mae II Pool		3.000%	6/20/43–7/1/45	57,356	57,876
7,8 Ginnie Mae II Pool		3.500%	8/20/42–7/1/45	129,653	134,741
7,8 Ginnie Mae II Pool		4.000%	2/20/34–5/20/45	91,295	97,250
7	Ginnie Mae II Pool	4.500%	3/20/33–7/1/45	55,094	59,582
7	Ginnie Mae II Pool	5.000%	5/20/39–7/1/45	32,234	35,525
7	Ginnie Mae II Pool	5.500%	4/20/37–3/20/41	6,962	7,840
7	Ginnie Mae II Pool	6.000%	5/20/36–10/20/41	10,728	12,166
7	Ginnie Mae II Pool	6.500%	3/20/38–7/20/39	116	134
					2,003,018
Nonconventional Mortgage-Backed Securities (0.0%)
6,7,9Fannie Mae Pool		2.125%	12/1/32	11	11
6,7,9Fannie Mae Pool		2.285%	8/1/33	126	133
6,7,9Fannie Mae Pool		2.340%	9/1/32	1	2
6,7,9Fannie Mae Pool		2.425%	7/1/33	204	211
6,7,9Fannie Mae Pool		2.460%	5/1/33	106	113
6,7,9Fannie Mae Pool		2.586%	5/1/33	24	25
6,7,9Freddie Mac Non Gold Pool		2.250%	8/1/37	116	126
6,7,9Freddie Mac Non Gold Pool		2.461%	10/1/32	33	35
6,7,9Freddie Mac Non Gold Pool		2.551%	1/1/33	13	15
6,7,9Freddie Mac Non Gold Pool		2.586%	2/1/33	52	54
					725
Total U.S. Government and Agency Obligations (Cost $4,642,790)					4,671,525
Asset-Backed/Commercial Mortgage-Backed Securities (12.1%)
7	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	3,140	3,139
7	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	5,000	4,999
7,9	Ally Master Owner Trust Series 2010-4	1.256%	8/15/17	29,844	29,871
7	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,360	2,368
7,9	Ally Master Owner Trust Series 2014-1	0.655%	1/15/19	2,781	2,782
7	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	3,230	3,236
7	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	5,383	5,394
7	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	8,920	8,962
7	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	19,270	19,280
7,9	American Express Credit Account Secured
	Note Trust 2008-2	1.446%	9/15/20	5,930	6,077
7,9	American Express Credit Account Secured
	Note Trust 2012-1	0.456%	1/15/20	1,792	1,791
7,9	American Express Credit Account Secured
	Note Trust 2012-4	0.425%	5/15/20	12,542	12,524
7,9	American Express Credit Account Secured
	Note Trust 2013-3	0.556%	12/15/21	12,202	12,196
7,9	American Express Issuance Trust II 2013-1	0.453%	2/15/19	10,750	10,746
7,9	American Express Issuance Trust II 2013-2	0.615%	8/15/19	3,317	3,326
7,10	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	5,132	5,680
7,10	Arran Residential Mortgages Funding 2010-1
	plc	1.676%	5/16/47	1,732	1,735
7,10	Arran Residential Mortgages Funding 2011-1
	plc	1.726%	11/19/47	1,213	1,218
10	Australia & New Zealand Banking Group Ltd.	2.400%	11/23/16	5,077	5,178
7,10 Aventura Mall Trust 2013-AVM		3.867%	12/5/32	400	422

7,9	BA Credit Card Trust 2007-A4	0.226%	11/15/19	10,822	10,764
7,9	BA Credit Card Trust 2014-A1	0.565%	6/15/21	15,428	15,416
7	Banc of America Commercial Mortgage Trust
	2006-5	5.317%	9/10/47	98	98
7,10	Bank of America Student Loan Trust 2010-
	1A	1.075%	2/25/43	7,661	7,695
7	Barclays Dryrock Issuance Trust 2014-3	2.410%	7/15/22	9,200	9,356
7	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	2,075	2,153
7	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.844%	6/11/40	651	652
7	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.896%	6/11/40	12,939	13,784
7	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	3,084	3,314
7	Brazos Higher Education Authority Inc.
	Series 2005-3	0.481%	6/25/26	3,410	3,346
7	Brazos Higher Education Authority Inc.
	Series 2011-1	1.082%	2/25/30	2,795	2,810
7	Cabela's Credit Card Master Note Trust
	2015-1A	2.260%	3/15/23	1,430	1,440
7,9	Capital One Multi-asset Execution Trust
	2007-A2	0.266%	12/16/19	11,334	11,295
7,9	Capital One Multi-asset Execution Trust
	2007-A5	0.226%	7/15/20	17,541	17,420
7,9	Capital One Multi-Asset Execution Trust
	2014-A3	0.554%	1/18/22	11,094	11,097
7	Capital One Multi-Asset Execution Trust
	2015-A2	2.080%	3/15/23	6,480	6,484
7	Carmax Auto Owner Trust 2014-4	1.810%	7/15/20	2,100	2,109
7	Carmax Auto Owner Trust 2015-1	1.830%	7/15/20	1,860	1,868
7	Carmax Auto Owner Trust 2015-2	1.800%	3/15/21	1,690	1,692
7	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	5,853	5,951
7,10	CFCRE Commercial Mortgage Trust 2011-
	C2	5.760%	12/15/47	2,054	2,378
7,9	Chase Issuance Trust 2012-A10	0.446%	12/16/19	10,750	10,731
7,9	Chase Issuance Trust 2012-A2	0.456%	5/15/19	11,645	11,636
7	Chase Issuance Trust 2014-A2	2.770%	3/15/23	2,333	2,392
7,10	Chrysler Capital Auto Receivables Trust
	2013-AA	1.340%	12/17/18	2,586	2,596
7,10	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	3,849	3,851
7,9	Citibank Credit Card Issuance Trust 2008-A7	1.562%	5/20/20	4,778	4,918
7,9	Citibank Credit Card Issuance Trust 2013-A2	0.467%	5/26/20	16,184	16,145
7,9	Citibank Credit Card Issuance Trust 2013-A2	0.615%	9/10/20	10,049	10,065
7	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	4,486	4,624
7	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	12,870	13,005
7	Citigroup Commercial Mortgage Trust 2006-
	C5	5.431%	10/15/49	2,483	2,577
7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	1,280	1,296
7,10	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	400	416
7	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	1,309	1,315
7	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	1,548	1,611

7	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	333	354
7	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	2,800	2,974
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	65	68
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	313	328
7	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	940	967
7	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	130	134
7	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	2,570	2,642
7	CNH Equipment Trust 2041-A	1.500%	5/15/20	3,409	3,411
7	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	5,299	5,581
7	COMM 15-CR22 Mortgage Trust	3.309%	3/10/48	120	120
7	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	1,716	1,794
7	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	8,345	8,702
7	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	595	607
7	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	893	938
7	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	1,531	1,527
7	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	1,221	1,218
7	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	518	513
7	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	1,835	1,961
7	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	842	914
7	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	655	686
7	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,845	1,976
7	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	1,494	1,609
7	COMM 2013-CCRE9 Mortgage Trust	4.376%	7/10/45	3,603	3,924
7,10	COMM 2013-CCRE9 Mortgage Trust	4.400%	7/10/45	2,083	2,233
7	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	1,483	1,543
7,10	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	546	582
7	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	150	162
7	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	834	835
7,10	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	500	497
7	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	673	702
7	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	470	498
7	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	593	640
7	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	362	383
7	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	295	311
7	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	100	104
7	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	2,830	2,960
7	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,375	1,445
7	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	25	25
10	Commonwealth Bank of Australia	2.000%	6/18/19	2,602	2,614
7,9	Discover Card Execution Note Trust 2012-A4	0.556%	11/15/19	10,451	10,464
7	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	13,138	13,031
7,9	Discover Card Execution Note Trust 2013-A1	0.485%	8/17/20	7,883	7,876
7,9	Discover Card Execution Note Trust 2013-A6	0.623%	4/15/21	5,095	5,110
7	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	6,500	6,565
10	DNB Boligkreditt AS	1.450%	3/21/18	1,198	1,198
7,10	Enterprise Fleet Financing LLC Series 2011-
	3	2.100%	5/20/17	475	476
7,10	Enterprise Fleet Financing LLC Series 2012-
	2	0.720%	4/20/18	75	75

7,10	Enterprise Fleet Financing LLC Series 2012-
	2	0.930%	4/20/18	865	865
7,10	Enterprise Fleet Financing LLC Series 2013-
	2	1.510%	3/20/19	799	803
7	Fifth Third Auto 2013-1	1.300%	2/18/20	8,361	8,404
7,9	First National Master Note Trust 2013-2	0.716%	10/15/19	4,108	4,112
7	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	1,450	1,449
7,10	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	3,159	3,202
7	Ford Credit Auto Owner Trust 2014-C	1.560%	2/15/20	1,350	1,356
7,9	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.673%	2/15/21	6,191	6,198
7	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	8,705	8,680
7	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	2,986	3,019
7,9	GE Capital Credit Card Master Note Trust
	Series 2012-3	0.636%	3/15/20	23,000	23,003
7	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	8,481	8,479
7,9	GE Dealer Floorplan Master Note Trust
	Series 2012-2	0.937%	4/22/19	6,570	6,589
7,9	GE Dealer Floorplan Master Note Trust
	Series 2012-4	0.627%	10/20/17	4,778	4,779
7,9	GE Dealer Floorplan Master Note Trust
	Series 2014-1	0.567%	7/20/19	9,800	9,747
7,9	GE Dealer Floorplan Master Note Trust
	Series 2014-2	0.637%	10/20/19	2,600	2,592
7,9	GE Dealer Floorplan Master Note Trust
	Series 2015-2	0.837%	1/20/22	7,200	7,188
7,10	GM Financial Leasing Trust 2014-1A	1.300%	5/21/18	1,920	1,924
7	GM Financial Leasing Trust 2015-1	1.730%	6/20/19	950	953
7,10	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	10,451	10,555
7,9,10 Golden Credit Card Trust 2014-2A		0.636%	3/15/21	2,781	2,777
7,10	Great America Leasing Receivables 2013-1	1.160%	5/15/18	1,911	1,913
7,10	Great America Leasing Receivables 2014-1	1.470%	8/15/20	1,077	1,078
7	GS Mortgage Securities Trust 2006-GG8	5.560%	11/10/39	5,643	5,852
7,10	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	233	259
7	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	789	794
7	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	3,230	3,424
7	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	80	82
7	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	2,239	2,236
7	Harley-Davidson Motorcycle Trust 2014-1	1.550%	10/15/21	2,692	2,708
7,10	Hilton USA Trust 2013-HLT	2.662%	11/5/30	699	699
7	Honda Auto Receivables 2014-4 Owner
	Trust	1.460%	10/15/20	930	931
7,10	Hyundai Auto Lease Securitization Trust
	2014-A	1.010%	9/15/17	987	987
	Illinois Student Assistance Commission
	Series 2010-1	1.327%	4/25/22	2,532	2,529
7,10	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	1,906	1,925
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	4,368	4,453
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	6.100%	4/15/45	3,191	3,297
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	3,103	3,274

7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	2,819	3,103
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.500%	8/15/46	833	957
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	8,782	9,668
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	425	443
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	944	941
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	833	846
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	1,548	1,568
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	2,453	2,613
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	452	476
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	100	105
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	1,120	1,203
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	1,516	1,511
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	2,680	2,795
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.162%	7/15/45	1,309	1,383
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	358	371
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	358	379
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	270	290
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	1,132	1,170
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	179	188
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	3,606	3,880
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	442	471
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	402	432
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	580	600
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	970	997
9	Kentucky Higher Education Student Loan
	Corp. 2013-2	0.784%	9/1/28	3,112	3,109
7,10	Lanark Master Issuer plc 2012-2A	1.684%	12/22/54	793	796
7,10	Lanark Master Issuer plc 2013-1A	0.784%	12/22/54	6,164	6,156
7	LB-UBS Commercial Mortgage Trust 2006-
	C3	5.641%	3/15/39	5,834	5,938
7	LB-UBS Commercial Mortgage Trust 2006-
	C6	5.342%	9/15/39	3,497	3,626

7	LB-UBS Commercial Mortgage Trust 2006-
	C7	5.347%	11/15/38	4,534	4,725
7	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.321%	4/15/41	8,638	9,416
7,10	M&T Bank Auto Receivables Trust 2013-1A	1.570%	8/15/18	3,123	3,137
7,10	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	450	450
7,9	MBNA Credit Card Master Note Trust 2004-
	A3	0.446%	8/16/21	15,215	15,146
7,10	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	4,795	4,796
7	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	836	862
7	ML-CFC Commercial Mortgage Trust 2006-2	6.057%	6/12/46	2,479	2,542
7	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	1,974	1,972
7,10	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	4,222	4,247
7,10	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	6,271	6,432
7,10	MMAF Equipment Finance LLC 2012-A	1.680%	5/11/20	1,732	1,744
7,10	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	599	604
7,10	MMAF Equipment Finance LLC 2012-A	2.570%	6/9/33	895	912
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	2,328	2,371
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	416	432
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	1,132	1,128
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.218%	7/15/46	4,581	4,920
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	476	494
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.362%	8/15/46	350	378
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	375	398
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	75	80
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	358	381
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	179	190
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	690	732
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	1,454	1,524
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	295	307
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C22	3.306%	5/15/46	30	30
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	2,800	2,867
7	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	5,569	5,768
7	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	2,023	2,107
7,10	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	1,982	1,996
7,9	Navient Student Loan Trust 2014-8	0.627%	4/25/23	8,100	8,086
7,9	Navient Student Loan Trust 2015-1	0.787%	4/25/40	2,750	2,752
7,9	Navient Student Loan Trust 2015-3	0.839%	6/26/56	4,800	4,742
7	Nissan Auto Lease Trust 2014-A	1.040%	10/15/19	4,486	4,484
7	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	875	877
7	Nissan Auto Receivables 2015-B Owner
	Trust	1.500%	9/15/21	6,990	6,960

7,9	Nissan Master Owner Trust Receivables
	Series 2013-A	0.485%	2/15/18	1,822	1,821
7	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	7,500	7,480
10	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	3,200	3,223
	North Carolina State Education Assistance
	Authority 2011-1	1.177%	1/26/26	1,567	1,571
7	Royal Bank of Canada	1.200%	9/19/18	2,896	2,893
	Royal Bank of Canada	1.875%	2/5/20	4,800	4,754
7	SLM Student Loan Trust 2005-5	0.377%	4/25/25	13,401	13,346
7	SLM Student Loan Trust 2006-5	0.387%	1/25/27	1,792	1,777
7,9	SLM Student Loan Trust 2013-3	0.487%	5/26/20	3,241	3,237
7,9	SLM Student Loan Trust 2013-3	0.687%	4/26/27	3,584	3,562
7,9	SLM Student Loan Trust 2013-5	0.787%	10/25/27	2,992	3,013
7,9	SLM Student Loan Trust 2013-6	0.837%	6/26/28	4,360	4,319
7,9	SLM Student Loan Trust 2014-1	0.567%	7/26/21	5,196	5,193
7,9	SLM Student Loan Trust 2014-1	0.787%	2/26/29	2,747	2,752
7,9	SLM Student Loan Trust 2014-2	0.777%	3/26/29	7,766	7,790
7	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	985	984
7	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	836	836
7	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	1,672	1,669
7	SMART ABS Series 2014-1US Trust	1.680%	12/14/19	269	268
7	South Carolina Student Loan Corp. Revenue
	2010-1	1.277%	7/25/25	1,157	1,164
10	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	998	992
7,10	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	5,077	5,013
10	Swedbank Hypotek AB	1.375%	3/28/18	1,131	1,130
7	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	2,560	2,587
7	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	3,500	3,505
7	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	244	261
7,10	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	3,870	3,987
7	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	1,340	1,331
7,10	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,470	2,467
7	Volkswagen Auto Lease Trust 2014-A	0.990%	7/20/18	2,153	2,154
7	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	3,645	3,805
7	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	863	865
7	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	327	337
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	416	445
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	290	313
7	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	90	90
7	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	90	89
7	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.400%	6/15/48	550	565
7	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	6,700	6,880
10	Westpac Banking Corp.	2.450%	11/28/16	4,837	4,960
10	Westpac Banking Corp.	1.850%	11/26/18	1,028	1,033

7,10	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	1,221	1,329
7	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	1,072	1,110
7	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	610	650
7	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	208	210
7	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	1,858	1,855
7	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	566	577
7	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	161	166
7	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	476	504
7	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	225	242
7	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	161	169
7	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	789	816
7	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	595	628
7	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	1,488	1,600
7	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	461	493
7	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	595	625
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	140	146
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	447	476
7	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	1,732	1,738
7,9	World Financial Network Credit Card Master
	Note Trust Series 2014-A	0.565%	12/15/19	6,729	6,731
7,9	World Financial Network Credit Card Master
	Note Trust Series 2015-A	0.665%	2/15/22	2,585	2,586
7	World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	1,953	1,952
7	World Omni Auto Receivables Trust 2014-B	1.680%	12/15/20	3,360	3,366
7,9,10 World Omni Master Owner Trust 2013-1		0.536%	2/15/18	1,612	1,612
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $922,866)					926,662
Corporate Bonds (20.3%)
Finance (10.4%)
	Banking (8.3%)
	Abbey National Treasury Services plc	1.375%	3/13/17	760	761
	Abbey National Treasury Services plc	1.650%	9/29/17	4,500	4,514
	Abbey National Treasury Services plc	3.050%	8/23/18	3,410	3,527
	Abbey National Treasury Services plc	4.000%	3/13/24	4,490	4,642
10 ABN AMRO Bank NV		2.500%	10/30/18	3,590	3,644
	American Express Bank FSB	6.000%	9/13/17	1,000	1,092
	American Express Centurion Bank	6.000%	9/13/17	1,731	1,892
	American Express Credit Corp.	2.250%	8/15/19	1,800	1,800
	American Express Credit Corp.	2.375%	5/26/20	4,900	4,853
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	2,350	2,376

10	Australia & New Zealand Banking Group Ltd.	4.875%	1/12/21	4,040	4,533
10	Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	3,590	3,599
	Bank of America Corp.	2.600%	1/15/19	2,520	2,546
	Bank of America Corp.	2.650%	4/1/19	1,570	1,588
	Bank of America Corp.	2.250%	4/21/20	1,500	1,467
	Bank of America Corp.	5.700%	1/24/22	2,700	3,061
	Bank of America Corp.	4.100%	7/24/23	900	918
	Bank of America Corp.	4.125%	1/22/24	1,890	1,933
	Bank of America Corp.	4.000%	4/1/24	900	915
	Bank of America NA	1.250%	2/14/17	4,130	4,127
	Bank of Montreal	2.550%	11/6/22	3,140	3,070
	Bank of New York Mellon Corp.	1.969%	6/20/17	2,880	2,919
	Bank of New York Mellon Corp.	4.600%	1/15/20	3,770	4,144
	Bank of New York Mellon Corp.	2.150%	2/24/20	590	582
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,162
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,890	1,897
	Bank of New York Mellon Corp.	3.000%	2/24/25	600	578
	Bank of Nova Scotia	1.450%	4/25/18	1,193	1,188
	Bank of Nova Scotia	2.050%	10/30/18	11,910	12,130
	Bank of Nova Scotia	1.850%	4/14/20	4,365	4,321
	Bank of Nova Scotia	4.375%	1/13/21	4,490	4,881
	Bank of Nova Scotia	2.800%	7/21/21	2,648	2,660
	Barclays Bank plc	6.750%	5/22/19	3,590	4,163
	Barclays Bank plc	3.750%	5/15/24	2,250	2,256
	BB&T Corp.	2.050%	6/19/18	3,798	3,829
	Bear Stearns Cos. LLC	6.400%	10/2/17	7,190	7,908
	Bear Stearns Cos. LLC	7.250%	2/1/18	5,050	5,721
	BNP Paribas SA	1.375%	3/17/17	1,800	1,802
	BNP Paribas SA	2.700%	8/20/18	3,590	3,670
	BNP Paribas SA	5.000%	1/15/21	6,359	7,028
	BPCE SA	2.500%	12/10/18	7,485	7,594
	BPCE SA	2.250%	1/27/20	1,750	1,739
	BPCE SA	4.000%	4/15/24	5,750	5,877
	Capital One NA	2.950%	7/23/21	2,017	1,979
	Citigroup Inc.	2.500%	9/26/18	2,590	2,618
	Citigroup Inc.	4.500%	1/14/22	2,340	2,507
	Commonwealth Bank of Australia	1.625%	3/12/18	2,680	2,685
	Commonwealth Bank of Australia	2.500%	9/20/18	9,880	10,114
	Commonwealth Bank of Australia	2.250%	3/13/19	2,000	2,011
10	Commonwealth Bank of Australia	5.000%	3/19/20	2,970	3,301
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/19	3,590	3,611
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/20	750	746
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.875%	2/8/22	4,187	4,345
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.625%	12/1/23	10,840	11,254
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	5/21/25	4,090	4,003
	Credit Suisse	2.300%	5/28/19	5,990	5,975
	Credit Suisse	3.000%	10/29/21	3,000	2,963
	Credit Suisse	3.625%	9/9/24	2,800	2,772
	Deutsche Bank AG	1.875%	2/13/18	2,600	2,601
	Deutsche Bank AG	3.700%	5/30/24	3,040	2,994
	Goldman Sachs Group Inc.	2.375%	1/22/18	10,840	10,982
	Goldman Sachs Group Inc.	6.150%	4/1/18	5,200	5,766

	Goldman Sachs Group Inc.	2.625%	1/31/19	9,470	9,549
	Goldman Sachs Group Inc.	2.550%	10/23/19	6,050	6,038
	Goldman Sachs Group Inc.	6.000%	6/15/20	3,165	3,641
	Goldman Sachs Group Inc.	5.250%	7/27/21	1,200	1,333
	Goldman Sachs Group Inc.	5.750%	1/24/22	8,970	10,163
	Goldman Sachs Group Inc.	4.000%	3/3/24	13,560	13,715
	Goldman Sachs Group Inc.	3.850%	7/8/24	1,880	1,872
	Goldman Sachs Group Inc.	3.500%	1/23/25	11,275	10,872
10	HSBC Bank plc	1.500%	5/15/18	2,250	2,236
	HSBC Bank USA NA	4.875%	8/24/20	3,896	4,310
	HSBC Holdings plc	5.100%	4/5/21	5,840	6,504
	HSBC Holdings plc	4.000%	3/30/22	4,400	4,603
	HSBC Holdings plc	4.250%	3/14/24	2,700	2,723
	HSBC USA Inc.	2.625%	9/24/18	2,700	2,751
	HSBC USA Inc.	2.375%	11/13/19	2,960	2,946
	JPMorgan Chase & Co.	3.450%	3/1/16	3,590	3,650
	JPMorgan Chase & Co.	2.000%	8/15/17	4,490	4,534
	JPMorgan Chase & Co.	6.000%	1/15/18	12,490	13,744
	JPMorgan Chase & Co.	1.700%	3/1/18	2,400	2,388
	JPMorgan Chase & Co.	1.625%	5/15/18	2,800	2,777
	JPMorgan Chase & Co.	6.300%	4/23/19	8,450	9,646
	JPMorgan Chase & Co.	2.250%	1/23/20	3,000	2,948
	JPMorgan Chase & Co.	4.950%	3/25/20	5,955	6,556
	JPMorgan Chase & Co.	2.750%	6/23/20	2,325	2,320
	JPMorgan Chase & Co.	4.400%	7/22/20	4,720	5,076
	JPMorgan Chase & Co.	4.250%	10/15/20	3,600	3,845
	JPMorgan Chase & Co.	4.625%	5/10/21	2,740	2,956
	JPMorgan Chase & Co.	4.350%	8/15/21	7,155	7,658
	JPMorgan Chase & Co.	4.500%	1/24/22	8,495	9,084
	JPMorgan Chase & Co.	3.250%	9/23/22	3,140	3,115
	JPMorgan Chase & Co.	3.200%	1/25/23	6,347	6,258
	JPMorgan Chase & Co.	3.875%	2/1/24	1,500	1,522
	JPMorgan Chase & Co.	3.625%	5/13/24	3,350	3,318
	JPMorgan Chase & Co.	3.125%	1/23/25	700	662
	JPMorgan Chase Bank NA	6.000%	10/1/17	7,190	7,835
	KeyBank NA	1.650%	2/1/18	2,400	2,399
	Lloyds Bank plc	1.750%	5/14/18	3,080	3,079
	Lloyds Bank plc	2.350%	9/5/19	1,960	1,957
	Lloyds Bank plc	6.375%	1/21/21	2,880	3,403
	Lloyds Bank plc	3.500%	5/14/25	3,010	2,950
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	6,062	6,102
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	3,400	3,385
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,400	1,320
	Morgan Stanley	1.875%	1/5/18	2,700	2,706
	Morgan Stanley	2.125%	4/25/18	8,135	8,185
	Morgan Stanley	2.500%	1/24/19	4,973	5,017
	Morgan Stanley	2.375%	7/23/19	17,224	17,103
	Morgan Stanley	2.650%	1/27/20	2,000	1,992
	Morgan Stanley	2.800%	6/16/20	1,800	1,796
	Morgan Stanley	5.750%	1/25/21	6,800	7,732
	Morgan Stanley	3.875%	4/29/24	7,500	7,540
	MUFG Americas Holdings Corp.	3.500%	6/18/22	6,290	6,347
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,800	1,686
	MUFG Union Bank NA	2.625%	9/26/18	1,460	1,482
	National Australia Bank Ltd.	2.300%	7/25/18	3,140	3,190
	PNC Bank NA	2.200%	1/28/19	3,300	3,314
	PNC Bank NA	2.700%	11/1/22	4,900	4,700

	PNC Bank NA	3.300%	10/30/24	1,450	1,424
	PNC Bank NA	2.950%	2/23/25	2,820	2,700
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,200	1,174
	PNC Funding Corp.	5.125%	2/8/20	2,550	2,854
	PNC Funding Corp.	3.300%	3/8/22	3,590	3,641
	State Street Corp.	1.350%	5/15/18	1,800	1,789
	State Street Corp.	3.300%	12/16/24	1,790	1,779
	Svenska Handelsbanken AB	2.500%	1/25/19	2,165	2,202
	Svenska Handelsbanken AB	2.250%	6/17/19	2,290	2,303
10	Swedbank AB	2.375%	2/27/19	3,770	3,804
	UBS AG	5.875%	12/20/17	1,530	1,682
	UBS AG	2.375%	8/14/19	2,310	2,301
	UBS AG	4.875%	8/4/20	2,000	2,209
	US Bancorp	4.125%	5/24/21	1,350	1,459
	US Bank NA	1.350%	1/26/18	601	600
	US Bank NA	2.282%	4/29/20	5,835	5,839
	Wachovia Bank NA	6.000%	11/15/17	7,190	7,913
	Wachovia Corp.	5.750%	6/15/17	4,570	4,965
	Wachovia Corp.	5.750%	2/1/18	6,740	7,438
	Wells Fargo & Co.	5.625%	12/11/17	7,020	7,708
	Wells Fargo & Co.	2.150%	1/15/19	2,044	2,054
	Wells Fargo & Co.	2.125%	4/22/19	4,940	4,954
	Wells Fargo & Co.	2.150%	1/30/20	6,490	6,404
	Wells Fargo & Co.	3.000%	1/22/21	2,240	2,270
	Wells Fargo & Co.	4.600%	4/1/21	5,670	6,205
	Wells Fargo & Co.	3.500%	3/8/22	3,720	3,806
	Wells Fargo & Co.	3.450%	2/13/23	7,460	7,429
	Wells Fargo & Co.	3.300%	9/9/24	7,510	7,397
	Wells Fargo & Co.	3.000%	2/19/25	1,050	1,001
	Westpac Banking Corp.	2.250%	7/30/18	5,575	5,665
	Westpac Banking Corp.	4.875%	11/19/19	7,190	7,970
	Westpac Banking Corp.	2.300%	5/26/20	2,570	2,559

	Brokerage (0.3%)
	Ameriprise Financial Inc.	3.700%	10/15/24	1,785	1,811
	Charles Schwab Corp.	2.200%	7/25/18	450	456
	Charles Schwab Corp.	4.450%	7/22/20	1,350	1,489
	CME Group Inc.	3.000%	3/15/25	1,340	1,295
	Franklin Resources Inc.	2.850%	3/30/25	1,785	1,705
	Intercontinental Exchange Inc.	4.000%	10/15/23	10,510	10,943
	Invesco Finance plc	3.125%	11/30/22	4,490	4,435
	TD Ameritrade Holding Corp.	2.950%	4/1/22	60	60
	TD Ameritrade Holding Corp.	3.625%	4/1/25	3,220	3,265

	Finance Companies (1.1%)
	General Electric Capital Corp.	1.500%	7/12/16	4,884	4,922
	General Electric Capital Corp.	2.900%	1/9/17	8,990	9,250
	General Electric Capital Corp.	5.400%	2/15/17	2,010	2,148
	General Electric Capital Corp.	5.625%	9/15/17	6,693	7,288
	General Electric Capital Corp.	5.625%	5/1/18	9,815	10,866
	General Electric Capital Corp.	6.000%	8/7/19	5,030	5,766
	General Electric Capital Corp.	5.500%	1/8/20	9,296	10,523
	General Electric Capital Corp.	2.200%	1/9/20	3,356	3,344
	General Electric Capital Corp.	5.550%	5/4/20	1,364	1,552
	General Electric Capital Corp.	4.375%	9/16/20	5,601	6,080
	General Electric Capital Corp.	4.625%	1/7/21	6,640	7,267
	General Electric Capital Corp.	5.300%	2/11/21	4,490	5,045

	General Electric Capital Corp.	4.650%	10/17/21	5,255	5,750
	General Electric Capital Corp.	3.150%	9/7/22	1,680	1,681
	General Electric Capital Corp.	3.100%	1/9/23	4,400	4,390

	Insurance (0.4%)
	ACE INA Holdings Inc.	3.150%	3/15/25	895	873
10	Jackson National Life Global Funding	4.700%	6/1/18	2,250	2,437
	Manulife Financial Corp.	4.900%	9/17/20	6,695	7,420
	MetLife Inc.	3.600%	4/10/24	995	1,003
	MetLife Inc.	3.000%	3/1/25	1,500	1,429
10	Metropolitan Life Global Funding I	3.000%	1/10/23	3,500	3,439
	PartnerRe Finance A LLC	6.875%	6/1/18	2,250	2,530
	PartnerRe Finance B LLC	5.500%	6/1/20	1,740	1,943
10	Swiss Re Treasury US Corp.	2.875%	12/6/22	4,580	4,437
	UnitedHealth Group Inc.	2.875%	3/15/23	2,700	2,611

	Real Estate Investment Trusts (0.3%)
	Federal Realty Investment Trust	3.000%	8/1/22	2,300	2,266
	Simon Property Group LP	5.650%	2/1/20	3,860	4,389
	Simon Property Group LP	4.375%	3/1/21	4,400	4,751
	Simon Property Group LP	3.375%	3/15/22	4,490	4,580
	Simon Property Group LP	3.750%	2/1/24	2,661	2,711
					791,315
Industrial (8.1%)
	Basic Industry (0.6%)
	BHP Billiton Finance USA Ltd.	5.400%	3/29/17	1,070	1,151
	BHP Billiton Finance USA Ltd.	3.250%	11/21/21	4,640	4,725
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	4,620	4,538
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	5,570	5,739
	EI du Pont de Nemours & Co.	4.625%	1/15/20	2,520	2,768
	EI du Pont de Nemours & Co.	3.625%	1/15/21	1,995	2,087
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	930	967
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,542	1,781
	Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,135	1,250
	Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	1,340	1,352
	Praxair Inc.	2.200%	8/15/22	1,120	1,066
	Praxair Inc.	2.650%	2/5/25	1,015	967
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	2,000	2,248
	Rio Tinto Finance USA Ltd.	4.125%	5/20/21	3,595	3,773
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	640	629
	Rio Tinto Finance USA plc	1.625%	8/21/17	5,349	5,334
	Rio Tinto Finance USA plc	2.250%	12/14/18	900	900
	Rio Tinto Finance USA plc	3.500%	3/22/22	370	369
	Rio Tinto Finance USA plc	2.875%	8/21/22	370	353
	Syngenta Finance NV	3.125%	3/28/22	1,080	1,065

	Capital Goods (1.3%)
10	Airbus Group Finance BV	2.700%	4/17/23	7,161	6,890
	Boeing Capital Corp.	4.700%	10/27/19	2,790	3,087
	Boeing Co.	7.950%	8/15/24	5,890	8,016
	Danaher Corp.	5.625%	1/15/18	2,700	2,984
	Danaher Corp.	5.400%	3/1/19	415	463
	Danaher Corp.	3.900%	6/23/21	2,215	2,369
	Deere & Co.	2.600%	6/8/22	3,590	3,529
	Emerson Electric Co.	2.625%	2/15/23	3,275	3,200
	General Dynamics Corp.	3.875%	7/15/21	5,780	6,226
	General Dynamics Corp.	2.250%	11/15/22	4,490	4,245

	General Electric Co.	2.700%	10/9/22	10,844	10,589
	General Electric Co.	3.375%	3/11/24	4,115	4,174
	Honeywell International Inc.	3.350%	12/1/23	7,760	7,976
	John Deere Capital Corp.	1.050%	10/11/16	4,025	4,041
	John Deere Capital Corp.	2.000%	1/13/17	2,250	2,287
	John Deere Capital Corp.	1.200%	10/10/17	3,370	3,364
	John Deere Capital Corp.	5.350%	4/3/18	5,545	6,140
	John Deere Capital Corp.	5.750%	9/10/18	2,700	3,032
	John Deere Capital Corp.	2.300%	9/16/19	1,970	1,979
	John Deere Capital Corp.	3.900%	7/12/21	2,585	2,772
	John Deere Capital Corp.	2.750%	3/15/22	1,980	1,958
	John Deere Capital Corp.	2.800%	1/27/23	900	886
	Parker Hannifin Corp.	3.500%	9/15/22	1,885	1,941
	Parker-Hannifin Corp.	3.300%	11/21/24	4,475	4,470
	Precision Castparts Corp.	2.500%	1/15/23	4,130	3,953
	Raytheon Co.	2.500%	12/15/22	2,520	2,446

	Communication (0.7%)
	America Movil SAB de CV	2.375%	9/8/16	3,500	3,545
	America Movil SAB de CV	5.000%	10/16/19	1,800	1,981
	America Movil SAB de CV	5.000%	3/30/20	6,300	6,968
	America Movil SAB de CV	3.125%	7/16/22	5,864	5,788
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	1,530	2,103
	Comcast Corp.	5.875%	2/15/18	2,100	2,335
	Comcast Corp.	5.700%	5/15/18	2,220	2,471
	Comcast Corp.	2.850%	1/15/23	2,700	2,619
	Comcast Corp.	3.600%	3/1/24	3,600	3,631
	Comcast Corp.	3.375%	2/15/25	1,100	1,085
	NBCUniversal Media LLC	5.150%	4/30/20	8,090	9,079
	NBCUniversal Media LLC	4.375%	4/1/21	6,290	6,806
	NBCUniversal Media LLC	2.875%	1/15/23	4,390	4,254

	Consumer Cyclical (1.1%)
	American Honda Finance Corp.	2.125%	10/10/18	2,250	2,275
	American Honda Finance Corp.	2.250%	8/15/19	6,590	6,629
	Costco Wholesale Corp.	2.250%	2/15/22	2,790	2,707
	Cummins Inc.	3.650%	10/1/23	1,350	1,396
10	Daimler Finance North America LLC	2.375%	8/1/18	8,285	8,388
10	Daimler Finance North America LLC	2.875%	3/10/21	3,055	3,074
10	Daimler Finance North America LLC	3.875%	9/15/21	1,000	1,061
	eBay Inc.	2.200%	8/1/19	1,320	1,312
	eBay Inc.	2.875%	8/1/21	1,000	984
	eBay Inc.	3.450%	8/1/24	1,000	960
	Home Depot Inc.	2.625%	6/1/22	2,700	2,654
	Lowe's Cos. Inc.	4.625%	4/15/20	2,070	2,276
	Lowe's Cos. Inc.	3.120%	4/15/22	3,590	3,626
	Lowe's Cos. Inc.	3.875%	9/15/23	3,775	3,979
	MasterCard Inc.	2.000%	4/1/19	670	672
	MasterCard Inc.	3.375%	4/1/24	1,350	1,367
	PACCAR Financial Corp.	1.600%	3/15/17	2,250	2,275
	PACCAR Financial Corp.	2.200%	9/15/19	450	452
	Starbucks Corp.	6.250%	8/15/17	3,445	3,827
	Starbucks Corp.	2.700%	6/15/22	2,045	2,032
	Target Corp.	3.500%	7/1/24	3,160	3,230
	TJX Cos. Inc.	6.950%	4/15/19	6,740	7,884
	TJX Cos. Inc.	2.750%	6/15/21	2,700	2,730

	TJX Cos. Inc.	2.500%	5/15/23	900	865
	VF Corp.	3.500%	9/1/21	1,900	2,012
	Wal-Mart Stores Inc.	3.625%	7/8/20	1,365	1,452
	Wal-Mart Stores Inc.	3.250%	10/25/20	1,485	1,555
	Wal-Mart Stores Inc.	4.250%	4/15/21	2,852	3,127
	Wal-Mart Stores Inc.	2.550%	4/11/23	6,290	6,077

	Consumer Noncyclical (1.4%)
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	5,840	6,420
	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	970	966
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	3,300	3,305
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	2,355	2,249
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,990	2,247
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	990	1,076
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	2,725	2,615
	Brown-Forman Corp.	2.250%	1/15/23	580	546
	Coca-Cola Co.	3.300%	9/1/21	3,590	3,766
	Coca-Cola Co.	3.200%	11/1/23	1,435	1,445
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	2,655	2,684
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,350	1,403
	Colgate-Palmolive Co.	2.100%	5/1/23	1,200	1,132
	Covidien International Finance SA	2.950%	6/15/23	8,300	8,136
	Gilead Sciences Inc.	3.700%	4/1/24	6,230	6,354
	Gilead Sciences Inc.	3.500%	2/1/25	5,185	5,175
	GlaxoSmithKline Capital Inc.	5.650%	5/15/18	5,390	6,009
	Hershey Co.	4.125%	12/1/20	785	859
	Hershey Co.	2.625%	5/1/23	5,500	5,371
	Kaiser Foundation Hospitals	3.500%	4/1/22	1,105	1,120
	Kimberly-Clark Corp.	3.625%	8/1/20	630	673
	Medtronic Inc.	5.600%	3/15/19	1,800	2,031
	Medtronic Inc.	2.750%	4/1/23	5,000	4,826
	Merck & Co. Inc.	2.750%	2/10/25	3,225	3,082
	PepsiCo Inc.	7.900%	11/1/18	900	1,077
	PepsiCo Inc.	4.500%	1/15/20	2,250	2,461
	PepsiCo Inc.	3.000%	8/25/21	1,360	1,395
	PepsiCo Inc.	2.750%	3/1/23	900	884
	PepsiCo Inc.	3.600%	3/1/24	1,800	1,854
	Philip Morris International Inc.	2.900%	11/15/21	1,350	1,362
	Philip Morris International Inc.	3.600%	11/15/23	3,050	3,091
10	Roche Holdings Inc.	6.000%	3/1/19	3,891	4,438
	Stryker Corp.	4.375%	1/15/20	1,800	1,974
	Sysco Corp.	3.000%	10/2/21	3,400	3,433
	Sysco Corp.	2.600%	6/12/22	3,825	3,729
	Sysco Corp.	3.500%	10/2/24	5,350	5,386

	Energy (1.4%)
	BP Capital Markets plc	3.200%	3/11/16	5,480	5,570
	BP Capital Markets plc	1.375%	5/10/18	1,800	1,789
	BP Capital Markets plc	2.241%	9/26/18	3,780	3,831
	BP Capital Markets plc	4.750%	3/10/19	7,640	8,352
	BP Capital Markets plc	4.500%	10/1/20	4,040	4,409
	BP Capital Markets plc	3.561%	11/1/21	6,917	7,166
	BP Capital Markets plc	3.062%	3/17/22	915	910
	BP Capital Markets plc	3.245%	5/6/22	1,800	1,805
	BP Capital Markets plc	2.500%	11/6/22	3,140	2,975
	BP Capital Markets plc	2.750%	5/10/23	2,190	2,092
	BP Capital Markets plc	3.994%	9/26/23	900	922

BP Capital Markets plc	3.814%	2/10/24	3,590	3,643
BP Capital Markets plc	3.506%	3/17/25	915	903
Chevron Corp.	2.193%	11/15/19	450	452
Chevron Corp.	2.411%	3/3/22	3,290	3,196
Chevron Corp.	3.191%	6/24/23	1,350	1,355
ConocoPhillips Co.	2.400%	12/15/22	1,800	1,705
Dominion Gas Holdings LLC	2.500%	12/15/19	2,690	2,709
EOG Resources Inc.	4.400%	6/1/20	2,065	2,254
EOG Resources Inc.	2.625%	3/15/23	5,390	5,168
EOG Resources Inc.	3.150%	4/1/25	3,010	2,930
Exxon Mobil Corp.	2.397%	3/6/22	1,100	1,077
Halliburton Co.	5.900%	9/15/18	450	505
National Oilwell Varco Inc.	2.600%	12/1/22	4,490	4,276
Occidental Petroleum Corp.	1.500%	2/15/18	2,250	2,241
Occidental Petroleum Corp.	4.100%	2/1/21	5,815	6,269
Occidental Petroleum Corp.	3.125%	2/15/22	2,695	2,698
Occidental Petroleum Corp.	2.700%	2/15/23	1,800	1,736
Schlumberger Investment SA	3.650%	12/1/23	3,590	3,699
Shell International Finance BV	4.375%	3/25/20	1,840	2,013
Shell International Finance BV	3.250%	5/11/25	1,800	1,781
Suncor Energy Inc.	3.600%	12/1/24	2,925	2,922
Total Capital Canada Ltd.	2.750%	7/15/23	2,700	2,603
Total Capital International SA	2.750%	6/19/21	7,190	7,175
Total Capital International SA	2.875%	2/17/22	4,040	4,014
Total Capital International SA	2.700%	1/25/23	1,350	1,302
Total Capital SA	4.450%	6/24/20	1,800	1,965
Total Capital SA	4.125%	1/28/21	805	862

Other Industrial (0.1%)
Fluor Corp.	3.500%	12/15/24	5,950	5,977

Technology (1.2%)
Apple Inc.	0.900%	5/12/17	2,565	2,567
Apple Inc.	2.000%	5/6/20	3,705	3,677
Apple Inc.	2.850%	5/6/21	5,840	5,916
Apple Inc.	2.150%	2/9/22	895	854
Apple Inc.	2.400%	5/3/23	3,590	3,428
Apple Inc.	3.450%	5/6/24	3,600	3,673
Apple Inc.	2.500%	2/9/25	1,340	1,250
Baidu Inc.	3.250%	8/6/18	7,075	7,275
Broadcom Corp.	3.500%	8/1/24	465	464
Cisco Systems Inc.	4.950%	2/15/19	1,215	1,341
Cisco Systems Inc.	4.450%	1/15/20	590	644
Corning Inc.	1.500%	5/8/18	4,045	4,040
Corning Inc.	2.900%	5/15/22	2,695	2,678
EMC Corp.	3.375%	6/1/23	1,800	1,795
Intel Corp.	3.300%	10/1/21	6,780	7,062
Intel Corp.	2.700%	12/15/22	5,390	5,264
International Business Machines Corp.	3.625%	2/12/24	1,800	1,817
Microsoft Corp.	2.375%	2/12/22	445	436
Microsoft Corp.	2.700%	2/12/25	670	642
Oracle Corp.	5.750%	4/15/18	1,810	2,014
Oracle Corp.	2.375%	1/15/19	2,920	2,961
Oracle Corp.	2.800%	7/8/21	1,345	1,359
Oracle Corp.	2.500%	5/15/22	5,580	5,424
Oracle Corp.	2.500%	10/15/22	6,300	6,062
Oracle Corp.	3.625%	7/15/23	4,500	4,621

Oracle Corp.	3.400%	7/8/24	6,090	6,103
QUALCOMM Inc.	1.400%	5/18/18	2,550	2,540
QUALCOMM Inc.	2.250%	5/20/20	2,315	2,313
QUALCOMM Inc.	3.450%	5/20/25	1,810	1,759
Xilinx Inc.	3.000%	3/15/21	5,390	5,469

Transportation (0.3%)
7 CSX Transportation Inc.	6.251%	1/15/23	1,463	1,713
Union Pacific Corp.	1.800%	2/1/20	1,250	1,232
Union Pacific Corp.	4.163%	7/15/22	1,590	1,710
Union Pacific Corp.	2.950%	1/15/23	2,715	2,696
Union Pacific Corp.	2.750%	4/15/23	2,675	2,598
Union Pacific Corp.	3.750%	3/15/24	5,750	5,974
United Parcel Service Inc.	2.450%	10/1/22	10,322	9,953
				622,771
Utilities (1.8%)
Electric (1.7%)
Alabama Power Co.	3.375%	10/1/20	3,590	3,757
Alabama Power Co.	3.550%	12/1/23	450	463
Ameren Illinois Co.	3.250%	3/1/25	3,600	3,587
Arizona Public Service Co.	3.350%	6/15/24	3,410	3,446
Baltimore Gas & Electric Co.	2.800%	8/15/22	2,649	2,598
Baltimore Gas & Electric Co.	3.350%	7/1/23	3,800	3,818
Commonwealth Edison Co.	3.400%	9/1/21	2,500	2,598
Commonwealth Edison Co.	3.100%	11/1/24	3,000	2,961
Connecticut Light & Power Co.	5.650%	5/1/18	2,160	2,409
Connecticut Light & Power Co.	5.500%	2/1/19	845	946
Connecticut Light & Power Co.	2.500%	1/15/23	4,385	4,192
Consumers Energy Co.	6.125%	3/15/19	1,120	1,277
Consumers Energy Co.	6.700%	9/15/19	1,120	1,312
Consumers Energy Co.	5.650%	4/15/20	6,158	7,067
Consumers Energy Co.	2.850%	5/15/22	4,380	4,382
Consumers Energy Co.	3.125%	8/31/24	1,350	1,346
DTE Electric Co.	3.450%	10/1/20	3,210	3,366
DTE Electric Co.	3.900%	6/1/21	4,115	4,394
Duke Energy Carolinas LLC	7.000%	11/15/18	2,160	2,542
Duke Energy Carolinas LLC	4.300%	6/15/20	3,465	3,792
Duke Energy Carolinas LLC	3.900%	6/15/21	1,729	1,848
Duke Energy Progress Inc.	3.000%	9/15/21	2,600	2,648
Entergy Louisiana LLC	4.800%	5/1/21	6,150	6,708
Entergy Louisiana LLC	3.300%	12/1/22	1,300	1,295
Florida Power & Light Co.	2.750%	6/1/23	2,385	2,341
Florida Power & Light Co.	3.250%	6/1/24	5,650	5,692
MidAmerican Energy Co.	5.950%	7/15/17	3,287	3,586
MidAmerican Energy Co.	5.300%	3/15/18	3,326	3,647
MidAmerican Energy Co.	3.700%	9/15/23	1,350	1,402
MidAmerican Energy Co.	3.500%	10/15/24	1,150	1,163
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	4,242	5,398
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	4,490	4,500
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	3,917	3,928
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	1,770	1,699
Pacific Gas & Electric Co.	3.500%	6/15/25	7,415	7,382
Potomac Electric Power Co.	3.600%	3/15/24	3,210	3,277

	PPL Electric Utilities Corp.	3.000%	9/15/21	1,030	1,041
	Public Service Electric & Gas Co.	2.375%	5/15/23	1,930	1,837
	Public Service Electric & Gas Co.	3.000%	5/15/25	3,850	3,768
	Southern California Edison Co.	3.875%	6/1/21	910	977
	Southern California Edison Co.	3.500%	10/1/23	6,110	6,222
	Union Electric Co.	3.500%	4/15/24	1,520	1,546

	Natural Gas (0.1%)
	Southern California Gas Co.	3.150%	9/15/24	5,510	5,491

					137,649
Total Corporate Bonds (Cost $1,541,801)					1,551,735
Sovereign Bonds (U.S. Dollar-Denominated) (5.2%)
	Asian Development Bank	1.875%	10/23/18	6,375	6,504
10	Banco del Estado de Chile	2.000%	11/9/17	1,450	1,452
10	Bank Nederlandse Gemeenten	1.375%	9/27/17	2,725	2,746
10	Bermuda	4.854%	2/6/24	2,725	2,894
	Canada	0.875%	2/14/17	1,825	1,827
10	CDP Financial Inc.	4.400%	11/25/19	4,550	4,979
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	5,860	5,824
10	CNPC General Capital Ltd.	3.400%	4/16/23	800	778
	Corp. Andina de Fomento	3.750%	1/15/16	11,825	12,016
	Corp. Andina de Fomento	4.375%	6/15/22	7,161	7,716
10	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	4,000	4,106
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	1,300	1,337
10,11 Dexia Credit Local SA		1.250%	10/18/16	2,725	2,740
	European Bank for Reconstruction &
	Development	1.625%	9/3/15	2,150	2,155
	European Investment Bank	0.625%	4/15/16	4,550	4,559
	European Investment Bank	2.125%	7/15/16	3,650	3,713
	European Investment Bank	1.750%	3/15/17	5,450	5,546
	European Investment Bank	1.625%	6/15/17	2,275	2,309
	European Investment Bank	4.000%	2/16/21	9,100	10,060
	European Investment Bank	2.500%	4/15/21	7,275	7,463
	Export-Import Bank of Korea	4.125%	9/9/15	7,150	7,195
	Export-Import Bank of Korea	3.750%	10/20/16	16,250	16,780
	Export-Import Bank of Korea	4.000%	1/11/17	5,000	5,197
	Export-Import Bank of Korea	2.250%	1/21/20	5,390	5,380
	Export-Import Bank of Korea	4.000%	1/29/21	2,550	2,712
	Export-Import Bank of Korea	4.000%	1/14/24	2,000	2,113
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	1,000	1,018
	Inter-American Development Bank	1.125%	3/15/17	2,275	2,291
	Inter-American Development Bank	2.375%	8/15/17	2,725	2,811
	Inter-American Development Bank	3.875%	2/14/20	4,550	4,980
	Inter-American Development Bank	3.000%	2/21/24	3,250	3,398
	International Bank for Reconstruction &
	Development	1.000%	9/15/16	4,550	4,575
	International Finance Corp.	2.250%	4/11/16	4,550	4,615
	International Finance Corp.	1.125%	11/23/16	2,900	2,918
10	IPIC GMTN Ltd.	3.125%	11/15/15	4,550	4,586
12	Japan Bank for International Cooperation	1.750%	11/13/18	2,725	2,746
12	Japan Bank for International Cooperation	2.125%	2/7/19	2,725	2,771
13	KFW	2.000%	6/1/16	6,825	6,923
13	KFW	1.250%	10/5/16	4,550	4,590
13	KFW	1.250%	2/15/17	20,000	20,173
13	KFW	1.000%	6/11/18	5,225	5,199
	Korea Development Bank	4.375%	8/10/15	2,275	2,282

	Korea Development Bank	3.250%	3/9/16	3,375	3,424
	Korea Development Bank	4.000%	9/9/16	5,050	5,215
	Korea Development Bank	3.250%	9/20/16	2,000	2,049
	Korea Development Bank	3.875%	5/4/17	4,000	4,165
	Korea Development Bank	3.500%	8/22/17	4,425	4,595
10	Korea East-West Power Co. Ltd.	2.500%	7/16/17	2,050	2,077
10	Korea Expressway Corp.	1.625%	4/28/17	4,750	4,733
10	Korea Gas Corp.	2.875%	7/29/18	3,650	3,752
10	Korea Land & Housing Corp.	1.875%	8/2/17	4,750	4,761
13	Landwirtschaftliche Rentenbank	2.125%	7/15/16	4,550	4,626
13	Landwirtschaftliche Rentenbank	2.375%	9/13/17	5,000	5,156
10	Municipality Finance plc	1.125%	4/17/18	2,275	2,271
10	Nederlandse Waterschapsbank NV	1.875%	3/13/19	1,800	1,818
	Nordic Investment Bank	2.500%	7/15/15	6,500	6,504
	North American Development Bank	2.300%	10/10/18	3,750	3,800
10	Ooredoo International Finance Ltd.	3.375%	10/14/16	900	921
10	Province of Alberta	1.000%	6/21/17	1,825	1,830
	Province of Manitoba	2.100%	9/6/22	1,900	1,857
	Province of New Brunswick	2.750%	6/15/18	1,145	1,190
	Province of Ontario	1.100%	10/25/17	2,725	2,723
	Province of Ontario	1.200%	2/14/18	2,275	2,269
	Province of Ontario	3.000%	7/16/18	3,000	3,138
	Province of Ontario	4.000%	10/7/19	5,475	5,953
	Province of Ontario	4.400%	4/14/20	3,175	3,529
10,14 Qatari Diar Finance QSC		3.500%	7/21/15	2,975	2,975
	Quebec	3.500%	7/29/20	6,375	6,819
	Quebec	2.750%	8/25/21	9,225	9,430
7,10	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	682	728
7,10	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.832%	9/30/16	799	826
	Republic of Chile	3.875%	8/5/20	1,575	1,697
	Republic of Korea	5.125%	12/7/16	2,275	2,410
	Republic of Korea	7.125%	4/16/19	3,175	3,765
	Republic of Poland	6.375%	7/15/19	15,000	17,287
	Republic of Poland	5.125%	4/21/21	7,115	7,887
	Republic of Poland	5.000%	3/23/22	3,275	3,637
	Republic of Poland	4.000%	1/22/24	15,400	16,139
10	Republic of Slovakia	4.375%	5/21/22	2,275	2,469
10	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	1,450	1,475
	State of Israel	5.125%	3/26/19	6,825	7,648
10	State of Qatar	3.125%	1/20/17	2,275	2,349
	Statoil ASA	5.250%	4/15/19	4,550	5,082
	Statoil ASA	2.450%	1/17/23	1,825	1,736
	Statoil ASA	3.700%	3/1/24	3,650	3,783
	Svensk Exportkredit AB	1.750%	10/20/15	6,825	6,853
10	Temasek Financial I Ltd.	2.375%	1/23/23	1,750	1,702
Total Sovereign Bonds (Cost $386,197)					395,030
Taxable Municipal Bonds (0.1%)
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%	7/1/20	2,050	2,084
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	2,986	3,089
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	1,433	1,492

University of California Revenue	2.054%	5/15/18	900	923
Total Taxable Municipal Bonds (Cost $7,368)				7,588
			Shares
Temporary Cash Investment (10.8%)
Money Market Fund (10.8%)
15 Vanguard Market Liquidity Fund (Cost $825,895)	0.137%		825,895,213	825,895

Total Investments (109.6%) (Cost $8,326,917)				8,378,435
Other Assets and Liabilities-Net (-9.6%)				(735,089)
Net Assets (100%)				7,643,346

1 Securities with a value of $8,007,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2 Securities with a value of $1,004,000 have been segregated as initial margin for open cleared swap contracts.
3 Securities with a value of $4,623,000 have been segregated as initial margin for open futures contracts.
4 U.S. government-guaranteed.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2015.
9 Adjustable-rate security.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate value of these securities was $253,238,000, representing 3.3% of net assets.
11 Guaranteed by multiple countries.
12 Guaranteed by the Government of Japan.
13 Guaranteed by the Federal Republic of Germany.
14 Guaranteed by the State of Qatar.
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at

Vanguard Institutional Intermediate-Term Bond Fund

a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,671,525	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	926,662	—
Corporate Bonds	—	1,551,735	—
Sovereign Bonds	—	395,030	—
Taxable Municipal Bonds	—	7,588	—
Temporary Cash Investments	825,895	—	—

Vanguard Institutional Intermediate-Term Bond Fund

Futures Contracts—Assets[1]	56	—	—
Futures Contracts—Liabilities[1]	(227)	—	—
Swap Contracts—Assets	13[1]	38	—
Swap Contracts—Liabilities	(32)[1]	(44)	—
Total	825,705	7,552,534	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	September 2015	1,763	385,987	529
10-Year U.S. Treasury Note	September 2015	1,407	177,524	90
5-Year U.S. Treasury Note	September 2015	1,366	162,906	(226)
30-Year U.S. Treasury Bond	September 2015	(95)	(14,330)	(78)
Ultra Long U.S. Treasury Bond	September 2015	(29)	(4,468)	143
				458

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Swap Contracts: The Fund invests in credit default swaps to adjust the overall credit risk of the Fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The Fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic

Vanguard Institutional Intermediate-Term Bond Fund

payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The Fund enters into interest rate swap transactions to adjust the Funds sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the Fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the Fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the Fund will be significantly less than the amount paid by the Fund and, in a physically settled swap, the Fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the Fund. The Funds maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The Fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the Fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the Fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the Funds net assets decline below a certain level, triggering a payment by the Fund if the Fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the Fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The Fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the Funds performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the Fund trades with a diverse group of prequalified executing

Vanguard Institutional Intermediate-Term Bond Fund

brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended June 30, 2015, the fund had the following open swap contracts:

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

Federation of Malaysia/A3	6/20/20	GSCM	10,000	169	1.000	19

Federation of Malaysia/A3	9/20/20	JPMC	3,917	64	1.000	(12)

Republic of Chile/Aa3	6/20/20	JPMC	8,000	(34)	1.000	19
			21,917			26

Credit Protection Purchased
El Du Pont De Nemours & Co.	9/20/18	BNPSW	1,550	24	(1.000)	(16)
El Du Pont De Nemours & Co.	9/20/18	GSCM	1,550	25	(1.000)	(16)
			3,100			(32)
						(6)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 BNPSW—BNP Paribas.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.

Centrally Cleared Interest Rate Swaps
			Fixed Interest		Unrealized
		Notional	Rate Received	Floating Interest	Appreciation
Termination		Amount	(Paid)	Rate Received	(Depreciation)
Date	Clearinghouse[1]	($000)	(%)	(Paid) (%)	($000)
2/7/16	CME	8,911	0.485	(0.184)	2 (4)
2/16/16	LCH	17,873	0.370	(0.185)	2 9
6/15/16	CME	14,847	0.704	(0.186)	2 45
9/15/16	CME	35,749	0.701	(0.186)	2 98
3/15/17	CME	60,000	0.883	(0.186)	2 232
8/15/17	LCH		0.981	(0.186)	2

Vanguard Institutional Intermediate-Term Bond Fund

		80,000				277
9/15/18	CME	5,920	1.544	(0.186)	2	70
1/15/19	CME	25,000	(1.549)	0.186	2	(245)
8/15/19	LCH	20,000	(1.524)	0.186	2	(84)
3/15/21	CME	10,000	1.823	(0.186)	2	26
						424

1 CME—Chicago Mercantile Exchange.
LCH—London Clearing House.
2 Based on 1-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

G. At June 30, 2015, the cost of investment securities for tax purposes was $8,326,917,000. Net unrealized appreciation of investment securities for tax purposes was $51,518,000, consisting of unrealized gains of $83,714,000 on securities that had risen in value since their purchase and $32,196,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

VANGUARD MALVERN FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.